Registration Nos. 33-32262; 811-5963


                SECURITIES AND EXCHANGE COMMISSION

                       WASHINGTON D.C. 20549

                             FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|

                     Pre-Effective Amendment No.                |_|


                   Post Effective Amendment No. 5               |X|


                                and

                  REGISTRATION STATEMENT UNDER THE              |X|
                   INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 6                      |X|
                  (Check appropriate box or boxes)


                   ANCHOR STRATEGIC ASSETS TRUST
        (Exact Name of Registrant as Specified in Charter)


                         2717 Furlong Road
                  Doylestown, Pennsylvania 18901
        (Address of Principal Executive Offices) (Zip Code)
     Registrant's Telephone Number, including Area Code:
                            (215) 794-2980


       It is proposed that this filing will become effective
                      (Check appropriate box)

|X| immediately upon filing pursuant to Paragraph (b) of Rule 485

|_|       on ___________________ pursuant to Paragraph (b)

|_|       60 days after filing pursuant to Paragraph (a)(1)

|_|            on _______ pursuant to Paragraph (a)(1)

|_|       75 days after filing pursuant to Paragraph (a)(2)

|_|      on _______ pursuant to Paragraph (a)(2) of Rule 485

                      Peter K. Blume, Esquire
           Yukevich, Blume, Marchetti & Zangrilli, P.C.
                  One Gateway Center, Sixth Floor
                       Pittsburgh, PA 15222
              (Name and Address of Agent for Service)


       The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Notice under Rule 24f-2 for the fiscal year ended December 31, 1996 will be filed on or before June 30, 1997


                 PAGE 1 OF 66.  EXHIBIT INDEX ON PAGE 51.

                   ANCHOR STRATEGIC ASSETS TRUST



           Cross Reference sheet Pursuant to Rule 495(a)

           Part A

           Form Item                     Cross Reference

Item 1.    Cover Page.                   Cover Page

Item 2.    Synopsis.                     Shareholder Transaction
                                         Expenses; Annual Trust
                                         Operating Expenses

Item 3.    Condensed Financial           Statement
           Information                   of Selected Per Share
                                         Data.


Item 3A.   Financial Data Schedule.


Item 4.    General Description of       Cover
           Registrant                   Page; About the Trust;
                                        Investment Objective and
                                        Policies; Specialized
                                        Investment Techniques and
                                        Related Risks

Item 5.   Management of the Trust.

   (a)  .............................    Management -- Trustees

   (b)  .............................    Manager -- Investment
                                         Adviser

   (c)  .............................    Not Applicable

   (d)  .............................    Miscellaneous Information
                                         -- Custodian, Transfer
                                         Agent and Dividend Paying
                                         Agent

   (e)  .............................    Management -- Expenses

   (f)  .............................    Management -- Brokerage

Item 5A..............................    Management's Discussion
                                         of Fund Performance

Item 6. Capital Stock and Other Securities.

   (a)  .............................    About the Trust;
                                         Miscellaneous Information

   (b)  .............................    Not Applicable

   (c)  .............................    Not Applicable

   (d)  .............................    Not Applicable

   (e)  .............................    How to Purchase Shares;
                                         Other Information
        .............................    -- Shareholder Inquiries

   (f)  .............................    About the Trust; Services
                                         for Shareholders --
                                         Dividends and
                                         Distributions; Taxes

Item 7. Purchase of Securities Being Offered.

   (a)  .............................    How to Purchase Shares

   (b)   ............................    Determination of Net
                                         Asset Value

   (c)  .............................    How to Purchase Shares

   (d)  .............................    How to Purchase Shares

   (e)  .............................    Distribution of Shares

Item 8. Redemption or Repurchase.        Redemption and
                                         Repurchase of Shares

Item 9. Pending Legal Proceedings.       Not Applicable
                                         Statement of Additional

                      Part B.........    Information Cross
                                         Reference

                      Form Item

Item 10. Cover Page........              Cover Page

Item 11. Table of Contents.              Table of Contents

Item 12. General Information and         Not Applicable
         History

Item 13. Investment Objectives and       Investment Objectives and
         Policies                        Policies; Specialized
                                         Investment Techniques and
                                         Related Risks

Item 14. Management of the Fund.         Management --
                                         Officers and Trustees

Item 15. Control Persons and Principal Holders of Securities.

   (a)  .............................    Management

   (b)  .............................    Management

   (c)  .............................    Management -- Officers
                                         and Trustees

Item 16.  Investment Advisory and Other Services.

    (a), (b).........................     Management -- Investment
                                         Advisory Contract

    (c),(d),(e)......................    Not Applicable

   (f)  .............................    Distribution of Shares

   (g)  .............................    Not Applicable

   (h)  .............................    Miscellaneous Information

   (i)  .............................    Not Applicable

Item 17.  Brokerage Allocation.         Portfolio Security
                                        Transactions

Item 18.  Capital Stock and Other       About the Trust
          Securities

Item 19.  Purchase Redemption and Pricing
          of Securities Being Offered.

     (a),(b)........................     How to Purchase Shares;
                                         Determination of Net
                                         Asset Value

   (c)  .............................    Not Applicable

Item 20.  Tax Status........             Taxes

Item 21.  Underwriters......             Distribution of Shares;
                                         How to Purchase Shares;
                                         Management

Item 22.  Calculation of Performance     Not Applicable
          Data

Item 23.  Financial Statements.          Financial Statements


                 Part C.........         Other Information

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                       ANCHOR STRATEGIC ASSETS TRUST

                                PROSPECTUS


                             Dated May 1, 1997

                 Anchor Investment Management Corporation
                            Investment Adviser
                             2717 Furlong Road
                       Doylestown, Pennsylvania 18901


      Anchor Strategic Assets Trust (the "Trust") originally known as Meeschaert Strategic Assets Trust, is a non-diversified open-end management investment company. While originally organized as an unincorporated business trust in September, 1989, the Trust did not commence operations until January 5, 1995. Its investments and affairs are managed, subject to the supervision of its Trustees, by Anchor Investment Management Corporation, a Massachusetts corporation (the "Investment Adviser"), formerly known as Meeschaert Investment Management Corporation. The address of the Trust is 2717 Furlong Road, Doylestown, Pennsylvania 18901, and its telephone number is (215) 794-2980.

      The primary investment objective of the Trust is long-term capital appreciation and preservation of the purchasing power of shareholders' capital. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power. The investment strategy which the Trust will employ is seeking to achieve its investment objectives is two-fold. When, based on an analysis of numerous economic and monetary factors, the Investment Adviser expects an inflationary cycle, the Trust will invest, directly and through one or more wholly-owned subsidiaries, at least 65% of the value of its total assets in gold bullion, gold certificates, and silver bullion; in any other precious metals and in any precious metals-backed or indexed securities, which may be issued by either U.S. or foreign private or governmental issuers, including, without limitation, the government of South Africa and South African companies; in the equity or convertible securities of U.S. or foreign companies primarily engaged in businesses related to precious metals; in options on securities, securities indices and currencies; in precious metals and financial futures contracts and related options; and in repurchase agreements. A company which is "primarily engaged" in an activity is one in which at least 50% of its assets are devoted to, or 50% of its revenue is derived from, such activity. The terms "precious metals-backed securities," "indexed securities," "equity securities" and "convertible securities" are defined herein under "Investment Strategy."

      As an integral part of its investment strategy, the Trust may invest up to 50% of its assets in the equity securities of companies (both foreign and domestic) primarily engaged in gold exploration, mining or processing. During such periods of actual or anticipated inflation the Trust may also hold up to 35% of its total assets in bank deposits, bank currency forward contracts and certificates of deposit.

      When, based on an analysis of numerous economic and monetary factors, the Investment Adviser expects a deflationary cycle, the Trust will invest up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S.
or foreign denominated securities.

      Investment in precious metals and related securities in anticipation of inflationary periods is intended not only to preserve capital in the projected ensuing inflationary period, but also to provide opportunity for capital appreciation of the precious metals and related investments during such inflationary period.

      Investment in U.S. and other government securities in anticipation of deflationary periods is intended to preserve capital, while providing a relatively secure income, and to provide an opportunity for capital appreciation if interest rates decline in such deflationary period.

      To the extent permitted by relevant provisions of the Commodity Exchange Act, the Trust may also engage in option transactions and futures transactions (as described more fully herein).

      No assurance can be given that the Trust's investment objectives will be achieved.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


---------------------------------------------------------------------------
      This Prospectus sets forth certain information about the Trust which investors should know before investing, and it should be retained for future  reference.  Additional  facts about the Trust are  contained in a Statement of  Additional  Information  dated May 1, 1997,  which has been filed with the Securities and Exchange Commission. The Statement and the Trust's Annual Report for 1996 are available without charge by calling or by  writing  the  Trust at the  above  telephone  number  or  address.  The
Statement of Additional Information is incorporated by reference in this Prospectus.
---------------------------------------------------------------------------

                     TABLE OF TRUST FEES AND EXPENSES
                     SHAREHOLDER TRANSACTION EXPENSES:
           Maximum Sales Load Imposed on Purchase ..     None
           Maximum  Deferred  Sales Load (as a percentage
           of original  purchase price) (Note 1)
                   Year of Purchase.................     4.00%
                   Second Year......................     3.00%
                   Third Year.......................     2.00%
                   Fourth Year......................     1.00%
           Maximum Sales Load Imposed on Reinvested
           Dividends................................     None
           Redemption Fees..........................     None
           Exchange Fees............................     None



                        ANNUAL TRUST OPERATING EXPENSES:
             (as a percentage of average net assets) (Note 2)

           Management Fees..........................     1.50%
           12b-1 Fees...............................     None
           Other Expenses...........................     0.48%
                                                         -----
           Total Trust Operating Expenses...........     1.98%
                                                         -----


EXAMPLE:
                                       1 Year  3 Years 5 Years 10 Years
You would pay the following expenses     $60    $82    $107    $231
                                         ---    ---    ----    ----
on a $1,000 investment assuming (1)
5% annual return and (2) redemption
at the end of each time period:
You would pay the following expenses    $20     $62    $107    $231
                                        ---     ---    ----    ----
on the same investment, assuming no
redemption:


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
   FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE
                                  SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear, directly or indirectly. This information should be read in conjunction with the Trust's Annual Report, which contains a more complete description of the various costs and expenses and is incorporated by reference in this Prospectus. Note 1. A contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the Trust's Distribution Plan. See "Contingent Deferred Sales Charge" herein. The Trustees do not currently impose the charge. Note 2. The Trustees have set an aggregate limit on the amount of 12b-1 payments equal to .75 of 1% of the Trust's average daily assets for any fiscal year. The Trustees do not currently impose the charge.

---------------------------------------------------------------------
                          TABLE OF CONTENTS
---------------------------------------------------------------------

TABLE OF TRUST FEES AND EXPENSES..................................2

ANNUAL TRUST OPERATING EXPENSES...................................2

CONDENSED FINANCIAL INFORMATION & SELECTED PER SHARE DATA
AND RATIOS....................................................... 4

   Financial Highlights...........................................4

ABOUT THE TRUST...................................................5

INVESTMENT OBJECTIVES AND POLICIES................................5

   Investment Strategy............................................5

   Specialized Investment Techniques and Related Risks............7

   Option Transactions Involving Portfolio Securities and Securities
   Indices....................................................... 7

   Options on Foreign Currencies..................................7

   Financial and Precious Metals Futures and Related Options......7

   Limitations on futures Contracts and Related Options...........8

   Lending of Portfolio Securities................................8

   Repurchase Agreements..........................................8

   Portfolio Turnover.............................................9

   Investment Restrictions........................................9

INVESTOR CONSIDERATIONS...........................................9

MANAGEMENT.......................................................10

   Trustees......................................................10

   Investment Adviser............................................10

   Expenses......................................................11

   Brokerage.....................................................11

   Management Discussion of Fund Performance.....................11

HOW TO PURCHASE SHARES...........................................12

DISTRIBUTION OF SHARES...........................................12

   Contingent Deferred Sales Charge..............................13

HOW TO EXCHANGE SECURITIES FOR TRUST SHARES......................13

REDEMPTION AND REPURCHASE OF SHARES..............................14

DETERMINATION OF NET ASSET VALUE.................................15

SERVICES FOR SHAREHOLDERS........................................15

   Open Accounts.................................................15

   Invest-By-Mail................................................16

DIVIDENDS AND DISTRIBUTIONS......................................16

TAXES............................................................16

MISCELLANEOUS INFORMATION........................................17

   Custodian, Transfer Agent and Dividend-Paying Agent...........17

   Shareholder Inquiries.........................................17

APPLICATION FORM.................................................18

---------------------------------------------------------------------------
  CONDENSED FINANCIAL INFORMATION AND SELECTED PER SHARE DATA AND RATIOS
---------------------------------------------------------------------------
     (for a share outstanding throughout each period ended December 31,)

  The following information for the four years ended December 31, 1996 has been examined by Livingston & Haynes, P.C., independent accountants, and should be read in conjunction with their report and the financial statements and notes appearing in the Trust's Annual Report which are incorporated by reference in this Prospectus.



  Financial Highlights


                                         Year Ended December 31,

                                   1996      1995      1994      1993
                                   ----      ----      ----      ----

 Investment income..............$  0.01   $  0.03   $  (3.40) $  0.19

 Expenses, net..................   0.03      0.06     (7.86)     2.19
                                   ----      ----     ------     ----

 Net investment loss............  (0.02)    (0.03)     4.46     (2.00)

 Net realized and unrealized       0.31      0.12     (5.41)    --
 gain (loss) on investments.....

 Distributions to shareholders:

 From net investment income ....  --        --        --        --

 From net realized gain on        --        --        --        --
 investments....................

 Net decrease in net asset value   0.29      0.09     (0.95)    (2.00)

 Net asset value:

 Beginning of period............   4.57      4.48      5.43      7.43
                                   ----      ----      ----      ----

 End of period..................  $4.86     $4.57     $4.48     $5.43
                                  =====     =====     =====     =====

 Total Return...................
                                   6.35%     2.01%   (17.5%)   (26.92%)

 Ratio of expenses to average      1.98%     1.99%     2.19%    30.85%
 net assets.....................

 Ratio of net investment income   (1.49)%   (1.10)%   (1.24)%  (28.14)%
 to average net assets..........

 Portfolio turnover.............   0.37      0.12      0.42     --

 Average Commission Rate Paid...   0.0568    0.0433    0.345    --

 Number of shares outstanding
 at end of period...............  1,684,362 1,184,752 1,044,287 12,000



 Per share data and ratios assuming no waiver of advisory fees:

 Expenses.......................  --        --        --      $  2.30

 Net investment loss............  --        --        --      $ (2.11)

 Ratio of expenses to average     --        --        --        32.35%
 net assets.....................
                                                                (29.64)%
 Ratio of net investment loss     --        --        --
 to average net assets..........

  * Includes balancing effect of calculating per share amounts.

  Note 1. All per share numbers give retroactive effect to stock dividends.
  Note 2. Investment income, operating expenses and net income (loss) per share are computed based on the weighted average shares outstanding throughout the fiscal periods.

                         ABOUT THE TRUST
      The Trust is a non-diversified open-end management
investment company established as an unincorporated business trust under the laws of Massachusetts by a Declaration of Trust dated September 22, 1989. The Trustees amended the Declaration of Trust in 1990 to change the name of the Trust from Meeschaert Strategic Assets Trust to Anchor Strategic Assets Trust.
      The capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated "Common Shares," which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and transferable on the books of the Trust. The shares have no preemptive rights. The shares each have one vote and proportionate liquidation rights.
      The Trust normally will not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees holding office have been elected by shareholders, a meeting of shareholders will be called to elect Trustees. Under the Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. In connection with shareholder rights to remove Trustees, the Trust will provide shareholders with certain assistance in communicating with other shareholders. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.
      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which the Trust itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                INVESTMENT OBJECTIVES AND POLICIES
      The primary investment objective of the Trust is long-term capital appreciation and preservation of the purchasing power of shareholders' capital. As a secondary investment objective, the Trust will seek to generate current income consistent with the preservation of shareholders' purchasing power. The Trust will endeavor to achieve its objectives by anticipating inflationary and deflationary economic cycles and investing the Trust's assets as set forth under "Investment Strategy" below. There can, of course, be no guarantee that the Trust's investment objectives will be achieved, due to the uncertainty inherent in all investments.

  Investment Strategy
      Historically, during periods of increasing inflation and during periods of economic or monetary instability, the prices of gold and silver and other precious metals have tended to increase as rapidly or more rapidly than the rate of inflation. Also, currencies of countries not involved in inflationary circumstances may increase in value relative to the U.S. dollar. During these same periods, interest rates have tended to increase, causing the market value of debt instruments to decline. Conversely, during periods of deflation (when inflationary forces are being reversed), the price of high grade debt instruments has tended to increase while the value of precious metals has tended to decline. Foreign currencies (relative to the U.S. dollar) may also decline in value at such times.
      Accordingly, the Investment Adviser will seek to anticipate oncoming inflationary and deflationary economic cycles and will attempt to achieve the Trust's investment objectives by following two distinct investment approaches depending upon whether it perceives the economy as being in an inflationary or deflationary environment, as follows: 1. When, based on an analysis of numerous economic and monetary factors, the Investment Adviser expects an inflationary cycle, the Trust will invest at least 65% of the value of its total assets in gold bullion, gold certificates, and silver bullion; in any other precious metals and in any precious metals-backed or indexed securities, which may be issued by either U.S. or foreign private or governmental issuers, including, without limitation the government of South Africa and South African companies, and in the equity or convertible securities of U.S. or foreign companies primarily engaged in business related to precious metals; in options on securities, securities indices and currencies; in precious metals and financial futures contracts and related options; and in repurchase agreements. As an integral part of this strategy, the Trust may invest up to 50% of its assets in the equity securities of companies (both foreign and domestic) primarily engaged in gold exploration, mining or processing. During such periods, the Trust may also hold up to 35% of its total assets in bank deposits, bank currency forward contracts and certificates of deposits. As used herein, the following terms have the indicated definitions: "precious metals-backed securities" means securities which are redeemable at a specified conversion rate for precious metals or which are guaranteed by precious metals; "indexed securities" means securities comprising one of the exchange listed stock indices on which future contracts and options can be purchased and sold, e.g., Gold/Silver Index listed on the
Philadelphia Stock Exchange; "equity securities" means common or preferred shares in a corporation, whether or not transferable or denominated 'stock,' or similar security, interests of a limited partner in a limited partnership, or warrants or rights other than rights to convert, purchase, sell, or subscribe to a share, security, or interest of a kind previously specified; and "convertible securities" means debentures or preferred stock that may be exchanged by the owner for common or preferred stock, usually of the same company, or precious metals bullion, in accordance with the terms of the issue. 2. When, based on an analysis of numerous economic and monetary factors, the Investment Adviser expects a deflationary cycle, the Trust will invest up to 90% of its total assets in U.S. or foreign government and government agency fixed-income securities of sufficient maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S. or foreign denominated securities.
      If, in the opinion of the Investment Adviser, there are periods of less favorable economic and/or market conditions, such as when there is no discernible rate of change in the Consumer Price Index, and other leading economic indicators offer no evidence of inflationary or deflationary trends, then, for temporary defensive purposes, the Trust may invest up to 100% of its assets in cash or cash equivalents.
      Investment in precious metals and related securities in anticipation of inflationary periods is intended not only to preserve capital in the projected ensuing inflationary period, but also to provide opportunity for capital appreciation of the precious metals and related investments during such inflationary period. The broad range of precious metals and currency related investment vehicles that may be utilized by the Trust during such inflationary periods is intended to allow the Trust the widest possible latitude in attempting to determine the most attractive investment posture for the current period. There can be no assurance that the Trust will attain its investment objectives.
      Investment in U.S. and other government securities in anticipation of deflationary periods is intended to preserve capital, while providing a relatively secure income, and to provide an opportunity for capital appreciation if interest rates decline in such deflationary periods.
      The policies set forth above are fundamental policies and may not be changed without shareholder approval.
      To the extent permitted by relevant provisions of the Commodity Exchange Act, the Trust may also engage in option transactions and futures transactions (as described more fully herein and in the Trust's Statement of Additional Information).
      It should be emphasized that the Investment Adviser will not apply a rigid, mechanical determination in assessing whether the economy is in an inflationary or disinflationary environment. Rather, its determination will be the result of its subjective judgment of all factors it considers to be relevant.

      The Investment Adviser believes that by not remaining fully invested in gold and silver and other precious metals or securities tied to their value during periods of deflation, the Trust can avoid declines in the price of precious metals that typically occur during such periods and, at the same time, obtain the benefit of the increase in value of debt instruments that typically occurs when interest rates decline during such periods, thereby enhancing the Trust's potential to achieve its investment objective of capital appreciation.

  Specialized Investment Techniques And Related Risks
      The Trust may use certain specialized investment
techniques, including transactions in options on securities, securities indices and currencies, transactions in precious metals and financial futures contracts and related options, loans of portfolio securities and transactions in repurchase agreements. While in general such transactions are not limited, reference is made to "Limitations on Futures Contracts and Related Options," "Lending of Portfolio Securities" and "Repurchase Agreements" herein for limitations applicable to those activities. These techniques involve certain risks, which are summarized below and discussed in the Statement of Additional Information. There can be no assurance that the Trust will attain its investment objectives.

  Option Transactions Involving Portfolio Securities And
  Securities Indices
      The Trust may write call option contracts or purchase put or call options with respect to portfolio securities and with respect to securities indices at such times as the Investment Adviser determines to be appropriate. Call options are written and put options are purchased solely as covered options--and such options (which will generally correspond to the securities represented by the index in the case of index options) on domestic securities are generally listed on a national securities exchange. The Trust will write or purchase such options only where economically appropriate as a hedging technique to reduce the risks in management of its portfolio, and to preserve the Trust's net asset value, and not for speculative purposes (i.e., not for profit). In no event will the Trust purchase such options where the value of the options, either singly or in the aggregate, would exceed 50% of the value of the Trust's assets at the time of purchase. Exchanges on which such options currently are traded are the Chicago Board of Options Exchange and the American, Pacific and Philadelphia Stock Exchanges (the "Exchanges"). Options on foreign securities and on some domestic securities may not be listed on any domestic or foreign exchange. The Trust receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in the price of the security or representative securities in the case of an index option above the exercise price of the option. There can be no assurance that the Trust will always be able to close out options positions at acceptable prices. The Trust pays a premium upon the purchase of an option, which may be lost if the option proves to be of no ultimate value.

  Options On Foreign Currencies
      The Trust may purchase put and call options on foreign currencies. The Trust may purchase such options where economically appropriate as a hedging technique to reduce the risks in management of its portfolio, and to preserve the Trust's net asset value, and not for speculative purposes (i.e., not for profit). In no event will the Trust purchase such options where the value of the options, either singly or in the aggregate, would exceed 50% of the value of the Trust's assets at the time of purchase.
      The Trust's success in using such options depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options markets as well as the securities markets and on the Investment Adviser's ability to select the proper type, time and duration of options. although the Investment Adviser has prior experience in utilizing currency options, there can be no assurance that this technique will produce its intended results. It should be recognized that the price movements of options in relation to currencies purchased by the Trust may not correspond to the price movements of the Trust's portfolio securities and may therefore cause the options transactions to result in losses to the Trust.

  Financial And Precious Metals Futures And Related Options
      Financial futures contracts consist of interest rate futures contracts, securities index futures contracts and currency futures contracts. Precious metals futures contracts consist of futures contracts for the purchase or sale of gold, silver and other precious metals. A futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the subject assets called for in the contract at a specified future time and at a specified price. An option on the futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
      The Trust may purchase or sell any financial or precious metals futures contracts which are traded on an exchange or board of trade or other market. A U.S. public market presently exists in interest rate futures contracts on long-term U.S. Treasury bonds, U.S. Treasury notes and three-month U.S. Treasury bills. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed. Currency and precious metals futures contracts are also traded on various U.S. exchanges or boards of trade. Options relating to U.S. Futures contracts are generally also traded on the same exchanges or boards of trade.
      The Trust may, following written notice thereof to its shareholders, take advantage of opportunities in the area of precious metals related index options and futures contracts and options on futures contracts which are not currently available but which may be developed, to the extent such opportunities are consistent with the Trust's investment objectives and legally permissible for the Trust.

  Limitations On Futures Contracts And Related Options
      The Trust may not currently engage in transactions in futures contracts or related options for speculative purposes, but only as a hedge against anticipated changes in exchange rates or the market value of its portfolio securities or other assets or securities or other assets which it intends to purchase. Also, the Trust may not currently purchase or sell precious metals or financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Trust's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of the Trust's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or an option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Trust's initial margin deposit with respect thereto will be deposited in a segregated account with the Trust's custodian bank to collateralize fully the Trust's position and thereby ensure that it is not leveraged.
      To the extent to which the Trust may enter into futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See
"Taxes" herein.

  Lending Of Portfolio Securities
      The Trust may seek to increase its income by lending portfolio securities. Any such loan will be continuously secured by collateral at least equal to the market value of the security loaned. The Trust would have the right to call a loan and obtain the securities loaned at any time upon five days' notice. During the existence of a loan, the Trust would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or the interest on investment of the collateral, if any. The total value of the securities loaned at any time will not be permitted to exceed 30% of the Trust's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to U.S. domestic organizations deemed by the Trust's management to be of good standing and when, in the judgment of the Trust's management, the consideration to be earned justified the attendant risk.

  Repurchase Agreements
      A repurchase agreement is an agreement under which the Trust acquires a money market instrument (a security issued by the U.S. government or any agency thereof, a bankers' acceptance or a certificate of deposit) from a commercial bank, subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Trust and is unrelated to the interest rate on the underlying instrument. The Trust will effect repurchasing agreements only with large well-capitalized banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have the capital and undivided surplus of at least $200,000,000. The instrument acquired by the Trust in these transactions (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Trust's custodian bank until repurchased. The Trustees of the Trust will monitor the Trust's repurchase agreement transactions on a continuous basis and will require that the applicable collateral will be retained by the Trust's custodian bank. No more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable. There is no limitation on the Trust's assets with respect to investments in repurchase agreements having maturities of less than seven days.
      The use of repurchase agreements involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Trust may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Trust and therefore is subject to sale by the trustee in bankruptcy. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying instrument. While the Trust's Trustees acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

  Portfolio Turnover
      Securities will generally be purchased for possible long-term appreciation and not for short-term trading profits; however, the rate of portfolio turnover is not a limiting factor when the Investment Adviser deems changes appropriate. It is anticipated that the Trust's annual portfolio turnover rate will normally not exceed 50%. A rate of turnover of 100% could occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities).
      A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Trust and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains which are taxable to shareholders as ordinary income.

  Investment Restrictions
      The practices described above with respect to options and futures transactions and the lending of portfolio securities are fundamental policies which may not be changed without approval of the shareholders. these policies also provide, among other things, that the Trust may not purchase any securities if as a result such purchase would cause more than 10% of the total outstanding voting securities of the issuer to be held by the Trust. Also, these policies provide that no more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements having maturities longer than seven days and other investment subject to legal or contractual restrictions on resale, or which are not readily marketable.
      Further information on the Trust's investment restrictions may be found in the Trust's Statement of Additional Information.

                     INVESTOR CONSIDERATIONS
      The Trust's investments in foreign securities involve
special risks for the following reasons: (1) there may be less public information available about foreign companies than is available about United States companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to United States companies; (3) foreign stock markets have less volume than the United States markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable United States companies; (4) there may be less governmental regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Trust may incur fees on currency exchanges when it changes investments from one country to another; (6) the Trust's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchanges controls, political or social instability, diplomatic developments or currency blockage; (7) fluctuations in foreign exchange rates will affect the value of the Trust's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; (8) payments may be withheld at the source; and (9) it may be more difficult to obtain legal judgments abroad.
      Furthermore, the profits of the companies in which the Trust invests, and thus the value of the Trust's securities, are directly affected by the price of gold. The price of gold, in turn, is subject to dramatic upward and downward movements, often over short periods of time, and is affected by, among other things, industrial and commercial demand, investment and speculation, the monetary and fiscal policies of central banks, governments and their agencies, including gold auctions conducted by the U.S. Treasury Department and the International Monetary Fund, and changes in international balances of payments and governmental responses to them, including currency devaluation's and exchange controls.
      The Trust's purchase of securities of other investment companies results in the layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies including operating costs and advisory and administrative fees.
      There is no limitation on the Trust's investment in foreign securities. Under the investment strategies outlined above, it is possible that during certain periods, up to 100% of the Trust's assets may be invested in foreign securities.
      There can, of course, be no assurance that the Trust will achieve its investment objectives since there is uncertainty in every investment.


                            MANAGEMENT

  Trustees
      Under the terms of the Declaration of Trust establishing the Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.


   Investment Adviser
      The Investment Adviser, Anchor Investment Management Corporation, manages the Trust's investments and affairs, subject to the supervision of the Trust's Trustees. The principal offices of both the Trust and the Investment Adviser are located at 2717 Furlong Road, Doylestown, Pennsylvania 18901.
      For its services under its Investment Advisory Contract with the Trust (the "Investment Advisory Contract"), the Investment Adviser receives a fee, payable monthly, calculated at the rate of 1 1/2% per annum of the average daily net assets of the Trust. This fee is higher than that charged to most other investment companies. For the fiscal year ended December 31, 1996, the Investment Adviser received investment advisory fees of $113,048 for its services to the Trust, which represented 1 1/2% of the Trust's average net assets.
      The Investment Adviser and Meeschaert & Co., Inc., the Trust's underwriter (the "distributor"), are affiliated through common control with Societe D'Etudes et de Gestion Financieres Meeschaert, S.A., one of France's largest privately owned investment management firms, which together are referred to as the "Meeschaert Organization." The Meeschaert Organization was established in Roubaix, France in 1935 by Emile C. Meeschaert, and presently manages, with full discretion, an aggregate amount of approximately $1.5 billion for approximately 8,000 individual (and institutional) customers, including $250 million in French mutual funds. The person who is primarily responsible for the day-to-day management of the Trust's portfolio is Paul Jaspard, who is a Vice President of the Investment Adviser. Mr. Jaspard is President of Global Equity Managers,

S.A., an investment advisory firm headquartered in Luxembourg. He has managed other portfolios for the Meeschaert Organization for more than eighteen years.


  Expenses
      The Trust is responsible for all its expenses that are not assumed by the Investment Adviser under the Investment Advisory Contract, including without limitation, the fees and expenses of the custodian and transfer agent; costs incurred in determining the Trust's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; distribution and brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and fees and expenses of Trustees not affiliated with the Investment Adviser. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto. For the fiscal year ended December 31, 1996, expenses borne by the Trust amounted to $151,445 which represented 1.98% of the Trust's average net assets.


  Brokerage
      Decisions to buy and sell portfolio securities for the Trust are made pursuant to recommendations by the Investment Adviser. The Trust, through the Investment Adviser, seeks to execute its portfolio security transactions on the most favorable terms and in the most effective manner possible. To the extent consistent with the policy of seeking best price and execution, a portion of the Trust's portfolio transactions may be executed through the Distributor, which is an affiliate of the Investment Adviser. In the event that this occurs, it will be on the basis of what management believes to be current information as to rates which are generally competitive with the rates available from other responsible brokers and the lowest rates, if any, currently offered by the Distributor. In selecting among broker-dealer firms to execute its portfolio transactions, the Trust, through the Investment Adviser, may give consideration to those firms which have sold or are selling shares of the Trust, and who furnish other services to the Trust or the Investment Adviser.


  Management Discussion of Fund Performance
Gold bullion prices began to trend lower after a peak of US $440 in the early part of 1996, while the gold mining shares enjoyed a superior performance until May. The policy of the Trust has been to trim back the investments from a fully invested position to one comprising 25% in gold bullion and 40% in gold mining shares. The remaining assets were kept in short term money deposits. This enabled the Trust to obtain a positive performance for 1996, both in absolute and relative terms.

[GRAPHIC OMITTED]
The average annual total return for a share of the Trust was as follows for the period indicated:


  6.35% for the one year period beginning on January 1, 1996 through December 31, 1996;

  (3.63%) for the three year period beginning on January 1, 1994 through December 31, 1996;


                      HOW TO PURCHASE SHARES
      Shares of the Trust may be purchased from the Distributor, 2717 Furlong Road, Doylestown, Pennsylvania 18901. There is no sales charge or commission payable by the investor with respect to purchases of shares. For new shareholders initiating accounts, the minimum investment is $500, except for exchanges of securities for Trust shares, where the minimum is $5,000 (see "How to Exchange Securities for Trust Shares" below). There is no minimum for shareholders purchasing additional shares for deposit to existing accounts.
      An application for use in making an initial investment in the Trust is included in the back of this Prospectus. The applicable price will be the net asset value next determined after the order is received by the Distributor. (See
"Determination of Net Asset Value.")


                      DISTRIBUTION OF SHARES
      In addition to advisory fees and other expenses, the Trust may pay for certain expenses pursuant to a distribution plan (the "Plan") designed to meet the requirements of Rule 12b-1 ("Rule 12b-1") under the Investment Company Act of 1940. The Plan is of the type sometimes called a compensation plan. The Plan provides that the Trust will pay the Distributor a commission equal to up to 5% of the price paid to the Trust for each sale, all or any part of which may be re-allowed by the Distributor to others (dealers) making such sales. To the extent that the distribution fee is not paid to such dealers, the Distributor may use such fee for its expenses of distribution of Trust shares. If such fee exceeds its expenses, the Distributor may realize a profit from these arrangements. An aggregate limit is currently in effect on the amount of all payments pursuant to the Plan equal to .75 of 1% of the Trust's average daily net assets for any fiscal year. If, so long as the Plan is in effect, the Distributor's reallowances to dealers and other expenses exceed the limit (currently .75 of 1%) for any particular year, it could collect in any future year such amounts (which do not include interest or other carrying charges) up to any amount by which amounts paid to it under the Plan in that year are less than the earlier year's limit. In such a case it might receive amounts in excess of its then current expenses. The Distributor's expenses are likely to be higher in the early years of the Trust and accordingly, the annual fees received by the Distributor in the early years are not likely to reimburse the Distributor for the total distribution expenses that it will incur in those years. The following numerical example demonstrates this principle: If, in each of the first three years of sales of the Trust's shares, sales by the Distributor equaled $1,000,000, and the Distributor's total expenses for such years were $60,000, $55,000 and $45,000, respectively, the Distributor's expenses would exceed the Distributor's expected commissions of $50,000 for the first two years. (Note: this example does not take into account the .75 of 1% aggregate limit discussed above.)
      In 1992, the Securities and Exchange Commission approved amendments to the National Association of Securities' Dealers ("NASD's") Rules of Fair Practice that impose limits on mutual fund sales charges, including asset-based sales charges and contingent deferred sales charges. These amendments became effective on July 1, 1993, and could significantly affect the trust's implementation of the Plan, which currently is not in effect.
      Meeschaert & Co., Inc. serves as the Trust's principal underwriter under a Distributor's Contract dated July 21, 1993.

  Contingent Deferred Sales Charge
      In conjunction with, but not as part of, the Plan, a contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the Plan. The charge in respect of such redemptions made during the first four calendar years following purchase of the shares is as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.

           HOW TO EXCHANGE SECURITIES FOR TRUST SHARES When shares of the Trust are being offered, the Trust may accept U.S. Government securities and U.S. Government agency fixed-income securities acceptable to the Investment Adviser in exchange for shares of the Trust at net asset value. The minimum value of securities accepted for deposit in any single transaction is $5,000. The Trust will value accepted securities in the manner provided for valuing its portfolio securities (see "Determination of Net Asset Value").

      Securities determined to be acceptable for the Trust, in proper form for transfer to the Trust, together with a completed and signed letter of transmittal in approved form (available from the Distributor) ("Letter of Transmittal"), should be forwarded to the Trust as follows:


  Investors Bank & Trust Company
  Financial Product Services Group
  Attn: Anchor Strategic Assets Trust
  1 Lincoln Plaza
  Boston, Massachusetts 02205

      An investor must forward all securities pursuant to a single Letter of Transmittal or, in certain instances as indicated in the Instructions to the Letter of Transmittal, multiple Letters of Transmittal attached and transmitted as a single exchange. The Trust will only accept securities which are delivered in proper form.
      An investor will be required to represent, among other things, that the securities forwarded are not subject to any restrictions upon their sale by the Trust by reason of any agreement or representation that the investor has made in respect thereof, or of his being in control of, controlled by, or under common control with, the issuer thereof within the meaning of Section 2(11) of the

Securities Act of 1933, or for any other reason. The Trust will not accept securities for exchange if, in the opinion of its counsel, acceptance would violate any federal or other law to which the Trust is subject.
      Investors who are contemplating an exchange of securities for shares of the Trust, or their representatives, are advised to contact the Distributor to determine whether the securities are acceptable to the Trust before forwarding such securities. The Trust reserves the right to reject any securities when it determines in its sole discretion that it is in the best interests of the Trust to do so.
      If securities presented for exchange are found to be in good order only in part, the Trust may issue the appropriate number of shares in accordance with the procedure described below for such part and return the balance to the investor or, at its option, may waive any or all irregularities to the extent permissible under applicable law and issue shares for all or a portion of such defective presentation. A confirmation for shares of the Trust will be issued to an investor after accepted securities presented by him have cleared for transfer to the Trust. No certificates will be issued unless requested by the investor.
      By tendering securities, an investor agrees to accept the determination of market value by the Trustees concurrently with the determination of the Trust's net asset value per share. The number of shares of the Trust to be issued to an investor in exchange for securities shall be the value of such accepted securities determined in the manner described above, divided by the net asset value per Trust share next determined after the Trust's acceptance of such securities.
      A gain or loss for federal tax purposes may be realized by an investor in connection with the exchange of securities for shares of the Trust, depending upon his tax cost basis for the securities tendered for exchange. Each investor should consult his tax advisor with respect to the particular federal income tax consequences, as well as any state and local tax consequences, of exchanging his securities for Trust shares.


               REDEMPTION AND REPURCHASE OF SHARES
      Any shareholder may require the Trust to redeem his shares. In addition, the Trust maintains a continuous offer to repurchase its shares. If a shareholder used the services of a broker in selling his shares in the over-the-counter market, the broker may charge a reasonable fee for his services. Redemptions and repurchases will be made in the following manner.
      1. Certificates for shares of the Trust may be mailed or presented, duly endorsed, with signatures guaranteed in the manner described below, with a written request that the Trust redeem the shares, to the Trust's transfer agent, Anchor Investment Management Corporation, at 2717 Furlong Road, Doylestown, Pennsylvania 18901. If no certificate has been issued and shares are held in an Open Account, a written request that the Trust redeem such shares, with signatures guaranteed in the manner described below, may be mailed or presented as described above. The redemption price will be the net asset value next determined after the request and/or certificates are received.
      2. A request for repurchase may be communicated to the Trust by a shareholder through a broker. The repurchase price will be the net asset value next determined after the request is received by the Trust, provided that, if the broker receives the request before noon and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 noon Eastern Time that day. If the broker receives the request after noon, the repurchase price will be the next asset value determined as of 12:00 noon Eastern Time the following day. If an investor uses the services of a broker in having his shares repurchased, the broker may charge a reasonable fee for his services.
      Payment for shares redeemed or repurchased will be delivered within seven days after receipt of the shares, and/or required documents, duly endorsed. The signature(s) on an issued certificate must be guaranteed by a commercial bank or trust company or by a member of the New York, American, Pacific Coast, Boston or Chicago Stock Exchange. A signature guarantee by a savings bank or savings and loan association or notarization by a notary public is not acceptable. In order to ensure proper authorization the transfer agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of corporate authority and waiver of tax required in some states from selling estates before repurchasing shares.
      The right of redemption may be suspended or the payment date postponed when the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission; for any period when an emergency as defined by the rules of the Commission exists; or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, a shareholder who has tendered a certificate for redemption or made a request for repurchase through a broker may withdraw his request or certificate or, absent such withdrawal, he will receive payment of the net asset value determined nest after the suspension has been terminated.
      A Shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time of redemption or repurchase.

                 DETERMINATION OF NET ASSET VALUE
      The net asset value is determined by the Trust as of 12:00 noon Eastern Time on each business day on which the New York Stock Exchange is open for trading or on any day that the Trust is open for business, but the New York Stock Exchange is not open for business, if there occurs an event which might materially affect the net asset value of the Trust's redeemable shares.
      The manner of  determination of the net asset value is briefly as follows:
Securities traded on a U.S. national or other foreign securities exchange are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale that day, at the current bid price. Other U.S. and foreign securities and foreign currencies for which market quotations are readily available are valued at the known current bid price believed most nearly to represent current market value. Other securities (including limited traded securities) and all other assets of the Trust are valued at fair value as determined in good faith by the Trustees of the Trust. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.
      Each day investment securities traded on a national securities exchange are valued at the noon sales price; securities traded in the over-the-counter market are valued at the last sale price as of 12:00 noon. Gold bullion is valued each day at noon based on the New York spot gold price. Gold coins, foreign currencies, and foreign denominated securities for which market quotations are readily available are valued at the known bid prices as of 12:00 noon. Temporary cash investments are stated at cost. In the absence of a reliable market for a particular metal, security or currency, an investment therein will be valued at fair value as determined in good faith by the Trustees.
                    SERVICES FOR SHAREHOLDERS

  Open Accounts
      As a convenience to the shareholder, all shares of the Trust registered in his name are automatically credited to an Open Account maintained for him on the books of the Trust. All shares acquired by the shareholder will be credited to his Open Account and share certificates will not be issued unless requested. Certificates representing fractional shares will not be issued in any case. Certificates previously acquired may be surrendered to the Trust's transfer agent, such certificates will be canceled and the share represented thereby will continue to be credited to the Open Account of the shareholder.
      Each time shares are credited to his Open Account, the shareholder will receive a statement showing the details of the transaction and the then current balance of shares owned by him. Shortly after the end of each calendar year he will also receive a complete annual statement of his Open Account as well as information as to the federal tax status of dividends and capital gain distributions, if any, paid by the Trust during the year.

      Shares  credited  to  an  Open  Account  are  transferable   upon  written
instructions to the Trust's transfer agent.

  Invest-By-Mail
      An Open Account provides a single and convenient way of setting up a flexible investment program for the accumulation of shares of the Trust. At any time when the Trust is offering its shares the shareholder may send a check (payable to the order of the Trust) to Investors Bank & Trust Company--Shareholders Services, Attn: Anchor Strategic Assets Trust, 24 Federal Street, Boston, Massachusetts 02110 (giving the full name or names of his account). The check will be used to purchase additional shares for his Open Account at the net asset value next determined after the check is received. Any check not payable to the order of the Trust will be returned.
      The cost of administering Open Accounts for the benefit of shareholders who participate in them will be borne by the Trust as an expense of all its shareholders.

                   DIVIDENDS AND DISTRIBUTIONS
      The Trust currently intends to distribute any dividends and distributions in additional shares, or, at the option of the shareholder, in cash. In accordance with his distribution option, a shareholder may elect (1) to receive both dividends and capital gain distributions in additional shares, or
(2) to receive dividends in cash and capital gain distributions in additional shares, or (3) to receive both dividends and capital gain distributions in cash. A shareholder may change his distribution option at any time by notifying the Trust's transfer agent in writing. To be effective with respect to a particular dividend or distribution, the new distribution option must be received by the transfer agent at least 30 days prior to the close of the fiscal year. All accounts with a cash dividend option will be changed to reinvest both dividends and capital gains automatically upon determination by the Trust's transfer agent that the address of record is not current.
      Dividends and capital gain distributions received in shares will be received by the Trust's transfer agent, as agent for the shareholder, and credited to his Open Account in full and fractional shares computed at the record date closing net asset value.

                              TAXES
      The Trust intends to qualify under Subchapter M of the Internal Revenue Code as a regulated investment company and to distribute substantially all investment income and capital gains, if any, at least once every year so that, to the extent of such distributions, the Trust will not be subject to federal income taxes.
      Shareholders will be subject to federal income taxes on distributions made by the Trust whether they are received in cash or additional Trust shares. Distributions of net investment income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Trust. Dividends paid by the Trust will generally not qualify for the dividends received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.
      The Trust's foreign investments may be subject to foreign withholding taxes. The Trust will be entitled to claim a deduction for such foreign withholding taxes for federal income tax purposes. However, any such taxes will reduce the income available for distribution to shareholders.
      The Trust is required to withhold 20% of the dividends paid with respect to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who under-reported dividend or interest income, or who fails to certify to the Trust that he or she is not subject to such withholding. An individual's tax identification is his or her social security number.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

                    MISCELLANEOUS INFORMATION


  Custodian, Transfer Agent and Dividend-Paying Agent
      All securities, cash and other assets of the Trust are
received, held in custody and delivered or distributed by Investors Bank & Trust Company, Custodian, 24 Federal Street, Boston, Massachusetts 02110, provided that in cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that such securities may legally be so held abroad. The Trust's custodian bank does not decide on purchases or sales of portfolio securities or the making of distributions. Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, Pennsylvania 18901, serves as transfer agent and dividend-paying agent for the Trust.

  SHAREHOLDER INQUIRIES
      For  further  information  about the Trust,  investors  should  call (215)
794-2980. Written inquiries should be addressed to Anchor Strategic Assets Trust, 2717 Furlong Road, Doylestown, Pennsylvania 18901.

                  ANCHOR STRATEGIC ASSETS TRUST
                          (the "Trust")
                      MEESCHAERT & CO., INC.
                         ("Distributor")
                APPLICATION AND REGISTRATION FORM1
                       Send Application to
     Meeschaert & Co., Inc., 2717 Furlong Road, Doylestown,
                        Pennsylvania 18901


                                               Date:
                                               -------------------

I.  ACCOUNT REGISTRATION:

[GRAPHIC OMITTED]    New:  Social Security or Tax
Number___________________________________________________
     (if two names below, circle which one has this number.)

[GRAPHIC OMITTED]    Existing:  Account Number
----------------------------------------------------------
 (from your latest statement - vital for identification.)

Name(s)
---------------------------------------------------------------------------
  (Type or print  exactly  as they are to  appear  on the  Trust's records.)

Street
----------------------------------------------------------------------------

City ____________________________ State ______________________ Zip __________
  If address outside the U.S.A.,  please circle I (am) (am not)
                      a citizen of the U.S.A.

 If registration requested in more than one name, shares will be registered as "Joint Tenants with Rights of Survivorship" unless otherwise instructed.

II.  BASIS FOR OPENING NEW ACCOUNT:

[GRAPHIC OMITTED]    A check for $_______________ payable to the Trust attached.
        or
[GRAPHIC OMITTED]    Shares _______________ recently purchased on _________
                               (number)                            (date)

Distribution Option:  (exercisable only by holders of Common
Shares)  Check only one.  If none checked, option A will be assigned.
[GRAPHIC OMITTED]    A.  Dividends and capital gains in additional full and
                         fractional shares credited to shareholder's
                         account, no certificates issued.
      OR
[GRAPHIC OMITTED]    B.  Dividends in cash; capital gains in additional full
                         and fractional shares credited to shareholder's
                         account; no certificates issued.
      OR
[GRAPHIC OMITTED]    C.  Dividends in cash; capital gains in cash.
                         (Certificates will be issued to shareholders
                          requesting such in writing from the Transfer Agent.)

III.  INVEST-BY-MAIL SERVICE:  for periodic share accumulation
(whether or not dividends are received in shares)

[GRAPHIC OMITTED] Please check if you wish to utilize the Trust's Invest-By-Mail Service. This is a voluntary service involving no extra charge to the shareholder, and it may be changed or discontinued at any time.

IV. SHAREHOLDER'S SIGNATURE:Should be the same as name in Account Registration.

---------------------------------- -------------------------------------
           Signature                 Signature of Co-Owner (if any)

  (I have received a current prospectus of the Trust and I understand that my account will be covered by the provisions on the reverse side of this Application. I also understand that I may terminate any of these services at any time.)


DEALER AUTHORIZATION:
                          (please print)


                               Representative

--------------------------------- -------------------------------------
           Dealer's Name              (Representative's Name)

--------------------------------- -------------------------------------
           Home Office Address       Telephone Number(Representative's Number)


                               Branch Office:

--------------------------------- -------------------------------------
City          State                  Zip       Address

--------------------------------- ---------------------------------------
Telephone Number                Authorized Signature of Dealer City State  Zip

                  ANCHOR STRATEGIC ASSETS TRUST


                        2717 Furlong Road
                    Doylestown, Pennsylvania 18901
                          (215) 794-2980


               STATEMENT OF ADDITIONAL INFORMATION

                           May 1, 1997




  This Statement of Additional Information supplements the information contained in the current Prospectus of Anchor Strategic Assets Trust (the "Trust"), dated May 1, 1997, and should be read in conjunction with the Trust's Prospectus and the financial statements contained in the Trust's Annual Report for the year ended December 31, 1996. The Trust's Prospectus and Annual Report may be obtained without charge by writing or calling the Trust. The Trust's Annual Report is incorporated by reference in this Statement of Additional Information.

                      TABLE OF CONTENTS

ABOUT THE TRUST .............................................3

INVESTMENT STRATEGY .........................................3

GENERAL RISK CONSIDERATIONS .................................5

    Precious Metals .........................................5

SPECIALIZED INVESTMENT TECHNIQUES AND RELATED RISKS .........6

    Option Transactions Involving Portfolio Securities and
   Securities Indices........................................6

    Securities Options ......................................7

    Index Options ...........................................7

    Risk of Options and Indices .............................7

    Options on Foreign Currencies ...........................8

    Risks of Foreign Currency Option Activities .............9

    Special Risks of Foreign Currency Options ..............10

    Financial and Precious Metals Futures and Related
   Options .................................................11

    Limitations on Futures Contracts and Related Options ...12

    Risks Relating to Futures Contracts and Related Options 12

    Lending of Portfolio Securities ........................13

    Repurchase Agreements ..................................13

PORTFOLIO TURNOVER .........................................13

INVESTMENT RESTRICTIONS ....................................14

MANAGEMENT .................................................15

    Officers and Trustees ..................................15

    Remuneration of Officers and Trustees ..................16

    Investment Advisory Contract ...........................16

    Investment Adviser .....................................17

PRINCIPAL HOLDERS OF SECURITIES ............................17

DETERMINATION OF NET ASSET VALUE ...........................17

DISTRIBUTION OF SHARES .....................................18

         Contingent Deferred Sales Charge...................18

HOW TO PURCHASE SHARES .....................................19

REDEMPTION, EXCHANGE AND REPURCHASE OF SHARES ..............19

DISTRIBUTIONS ..............................................20

TAXES ......................................................20

    Tax Treatment of Options and Futures Transactions ......21

PORTFOLIO SECURITY TRANSACTIONS ............................22

MISCELLANEOUS INFORMATION ..................................23

    Custodian, Transfer Agent and Dividend-Paying Agent ....23

    Independent Public Accountants .........................23

    Registration Statement .................................23

FINANCIAL STATEMENTS........................................23

                         ABOUT THE TRUST
     The Trust was established as an unincorporated business trust under the laws of Massachusetts by a Declaration of Trust dated September 22, 1989. The Trustees amended the Declaration of Trust in 1990 to change the name of the Trust from Meeschaert Strategic Assets Trust to Anchor Strategic Assets Trust.
     The capitalization of the Trust consists of an unlimited number of shares of beneficial interest, without par value, designated "Common Shares", which participate equally in dividends and distributions. Issued shares are fully paid and non-assessable and transferable on the books of the Trust. The shares have
no  preemptive   rights.  The  shares  each  have  one  vote  and  proportionate
liquidation  rights.   The  Trust  normally  will  not  hold  meetings  of
shareholders to elect Trustees. If less than a majority of the Trustees holding office have been elected by shareholders, a meeting of shareholders will be called to elect Trustees. Under the Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. In connection with shareholder rights to remove Trustees, the Trust will provide shareholders with certain assistance in communicating with other shareholders. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Under Massachusetts law, shareholders could under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the assets of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or her liability as a shareholder of the Trust is limited to circumstances in which the Trust itself would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.
                       INVESTMENT STRATEGY
     The Trust's Prospectus contains a description of the investment objectives and policies of the Trust, including a discussion of specialized techniques that the Trust may use in order to achieve its investment objectives and certain risks related thereto. The following discussion is intended to provide further information concerning investment strategy, techniques, and risk considerations
which  the  Investment   Adviser  believes  to  be  of  interest  to  investors.
     Historically, during periods of increasing inflation and during periods of economic or monetary instability, the prices of gold and silver and other precious metals have tended to increase as rapidly or more rapidly than the rate of inflation. Also, currencies of countries not involved in inflationary circumstances may increase in value relative to the U.S. dollar. During these same periods, interest rates have tended to increase, causing the market value of debt instruments to decline. Conversely, during periods of deflation (when inflationary forces are being reversed) the price of high grade debt instruments has tended to increase while the value of precious metals has tended to decline. Foreign currencies (relative to the U.S. dollar) may also decline in value at such times.
        Accordingly,  the Investment  Adviser will seek to anticipate oncoming  inflationary and deflationary  economic cycles.
       The  Investment
Adviser's   determination   as  to  whether  the  economy  is   inflationary  or
deflationary will be made based upon constant study of numerous economic and monetary factors. These factors will include, but not necessarily be limited to: actual and anticipated rates of change in the Consumer Price Index ("CPI") over specified periods of time; actual and anticipated changes and rates of changes in the U.S. dollar in relation to other key currencies, e.g., the German mark, the British pound and the Japanese yen; actual and anticipated changes, and rates of change, in short and long term interest rates and real interest rates, i.e., inflation adjusted interest rates; actual and anticipated changes in the money supply; and actual and anticipated governmental fiscal and monetary policy. It should be emphasized that the Investment Adviser will not apply a
rigid,  mechanical   determination  in  assessing  whether  the  economy  is  an inflationary or disinflationary environment. Rather, its determination will be the result of its subjective judgment of all factors it considers relevant.
     When, by reason of a rising rate of change in the CPI, rising interest rates, and/or a decline in the value of the U.S. dollar, an inflationary cycle is expected, the Trust will invest at least 65% of the value of its total assets in gold bullion, gold certificates, and silver bullion; in any other precious metals and related securities which may be issued by either U.S. or foreign private or governmental issuers, including without limitation the government of South Africa and South African companies; in options on securities, securities indices and currencies; in precious metals and financial futures contracts and related options; and in repurchase agreements. As an integral part of this strategy the Trust may invest up to 50% of its assets in the equity securities of companies (both foreign and domestic) primarily engaged in gold exploration, mining or processing. A company which is "primarily engaged" in an activity is one in which at least 50% of its assets are devoted to or 50% of its revenue is derived from such activity. Assets of the Trust not invested as described above will largely be invested in debt instruments of the U.S. Government and its agencies having varied maturities or in repurchase agreements or loans of securities as described below. As used herein, the following terms have the indicated definitions: "equity securities" means shares in a corporation, whether or not transferable or denominated 'stock', or similar security, interest of a limited partner in a limited partnership, or warrants or rights other than rights to convert, to purchase, sell, or subscribe to a share,
security,  or  interest  of  a  kind  previously  specified;   and  "convertible
securities" means debentures or preferred stock that may be exchanged by the owner for common stock or another security, usually of the same company, in accordance  with the terms of the issue.  ......When,  by reason of a  declining rate of change in the CPI, declining interest rates, and/or an increase in the value of the U.S. dollar, a deflationary cycles is anticipated, the Trust will invest up to 90% of its total assets in debt instruments of U.S. or foreign
government  and  government   agency   fixed-income   securities  of  sufficient
maturities to realize its objective of long-term capital appreciation. During such periods, the Trust will hold the balance of its assets in short-term U.S.
or foreign denominated securities. ......U.S. Government securities include U.S.
Treasury bills, notes and bonds, which differ in their interest rates, maturities and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds have maturities of greater than ten years at the date of issuance. U.S. Government securities also include obligations of agencies and instrumentalities of the U.S. Government. Agencies and instrumentalities of the U.S. Government include, but are not limited to: Federal Land Banks; Farmers Home Administration; Central Bank of Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; and Federal National Mortgage Association. Some obligations of the U.S. Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association (GNMA) certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. These securities are not insured by the U.S. Government and
there  can  be  no  assurance   that  the  U.S.   Government   will  support  an
instrumentality it sponsors. The Trust will invest in the securities issued by such an instrumentality only when its Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities
unsuitable   investments.   ......GNMA  certificates  have  yield  and  maturity
characteristics corresponding to the underlying mortgage loans. Thus, unlike U.S. Treasury bonds, which pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on GNMA certificates include both interest and a partial prepayment of principal. Additional prepayments of principal may result from the prepayment, refinancing or foreclosure of the underlying mortgage loans. Although maturities of the underlying mortgage loans range up to 30 years, such prepayments shorten the effective maturities to
approximately  12  years  (based  upon  current  government  statistics).   GNMA
certificates currently offer yields higher than those available from other types of U.S. Government securities, but because of the prepayment feature may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest prepayments of principal generally and the possibility of significant unscheduled prepayments
resulting  from  declines  in  mortgage  interest  rates.  As  a  result,   GNMA
certificates may have less potential for capital appreciation during periods of declining interest rates than other investments of comparable maturities, while having a comparable risk of decline during periods of rising interest rates.
 ......There  are  certain  other  risks   associated  with  GNMA   certificates.
Prepayments and scheduled payments of principal will be reinvested at prevailing interest rates which may be less than the rate of interest for the securities on which such payments are made. When prevailing interest rates rise, the value of the GNMA security may decrease as do other debt securities, but when prevailing interest rates decline, the value of GNMA securities is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. If a GNMA certificate is purchased at a premium above principal because its fixed rate of interest exceeds the prevailing level of yields, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayments.  ......U.S.  Government debt securities of the sort owned by the Trust fluctuate in market price (but not in ultimate repayment amount) primarily with interest rate levels and trends, rising when interest rates decline and declining when interest rates rise; they generally possess a high degree of dependability with respect to timely payment of principal or interest.  ......If,  in the opinion of the Investment  Adviser, there are periods of less favorable economic and/or market conditions, such as when there is no discernible trend in the rate of change in the Consumer Price Index and other leading economic indicators offer no evidence of inflationary or deflationary trends, then, for temporary defensive purposes, the Trust may
invest  in  short-term  U.S.  Government   securities  and  other  money  market
instruments,  cash  or  cash  equivalents.   Money  market  instruments  include
high-grade  commercial paper (promissory notes issued by corporations to finance
their   short-term   credit   needs),   negotiable   certificates   of  deposit,
non-negotiable   fixed  time  deposits,   bankers'  acceptances  and  repurchase
agreements. Investments in commercial paper will be rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's corporation or F-1 by Fitch Investors Service, Inc., which are the highest ratings assigned by these agencies. Money market instruments will be limited to U.S. dollar denominated instruments which are rated in the top two categories by an independent nationally recognized rating organization or, if not rated, are of comparable quality as determined by the Trustees. Investments in bank instruments will be in instruments which are issued by U.S. or foreign banks having capital and undivided surplus at the time of investment of $200,000,000 or more and which mature in one year or less from the date of acquisition.

                   GENERAL RISK  CONSIDERATIONS  ......Because  of the following considerations,  an  investment in the Trust should not be considered a complete
investment  program   (additional  risk  considerations  are  discussed  below).
 ......The success of the Trust's  investment program will be dependent to a high degree on the Investment Adviser's ability to anticipate the onset and termination of inflationary and deflationary cycles. A failure to anticipate a deflationary cycle could result in the Trust's assets being disproportionately invested in precious metals. Conversely, a failure to predict an inflationary cycle could result in the Trust's assets being disproportionately invested in U.S. Government securities. The success of the Trust's investment program will also be dependent to a high degree on the validity of the premise that the values of gold and other precious metals will move in a different direction than the values of U.S. Government securities during periods of inflation or deflation. If values of both precious metals and U.S. Government securities move down during the same period of time, the value of the shareholder's investment will decline rather than stabilize or increase, as anticipated, regardless of whether the Trust is primarily invested in precious metals or U.S. Government securities.  ......Investment  on an international  basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, higher foreign brokerage costs, costs of currency conversion, currency blockage, different accounting standards, difficulty in obtaining foreign court
judgments,  future  political  and  economic  developments,   and  the  possible
imposition  of  exchange   controls  or  other  foreign   governmental  laws  or
restrictions. Since the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments. In addition, with respect to certain  foreign  countries  there  is  the  possibility  of  expropriation  and
nationalization   of  assets,   confiscatory   taxation,   political  or  social
instability or diplomatic developments which could affect investments in those countries. Interest and dividends, and possibly other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the county in which the investment is made.

  Precious Metals
      It should be recognized that any investment in gold and silver bullion and other precious metals is subject to certain risks. For example, dramatic upward or downward price movements may occur in gold or silver over short periods of time, influenced by many factors such as international tensions, oil price changes, interest rate policies, political uncertainties, rumors, supply and demand factors and lack of regulation. Also, since investments in precious metals do not generate any interest income or dividends, the only source of return from these investments would be from any gains realized upon their sale. Furthermore, the value of these investments may be affected by such factors as the following:
      1. Price Fluctuations: The price of gold has recently been subject to dramatic upward and downward price movements over short periods of time. Such prices have ranged from a low $37.39 per troy ounce on January 7, 1971 to a high of over $800 per troy ounce in 1980. Such prices have been influenced by, among other things, industrial and commercial demand, investment and speculation, and monetary and fiscal policies of central banks and governments and their agencies, including gold auctions conducted by the U.S. Treasury Department and the International Monetary Fund.
      2. Concentration of Source of Supply and Control of Sales: At the current time there are only four major sources of supply of primary gold production, and their market shares cannot be readily ascertained. The Republic of South Africa and the former Union of Soviet Socialist Republics are the two largest producers. Political and economic conditions affecting either country may have a direct impact on that country's sales of gold. The only legally authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa, which controls the time and place of any sale of South African bullion in accordance with its retention policies. The South African Ministry of Mines determines gold mining policy and has required mining companies to produce lower grades of ore when gold prices are rising. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, so that its sales policy is necessarily subject to national economic and political developments.
      3. Tax and Currency Laws: Changes in the tax or currency laws of the U.S. or of foreign countries may inhibit the Trust's ability to pursue, or may increase the cost of pursing, its precious metals investment program.
      4. Unpredictable Monetary Policies, Economic and Political Conditions: The Trust's precious metals assets may be less liquid or the change in the value of such assets may be more volatile (and less related to general price movements in the U.S. securities markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies, conditions of scarcity and surplus and speculation. For instance,


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

major civil strife in South Africa could seriously influence the price of gold. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subjects the supply and demand of gold and therefore its price, to a variety of economic factors which normally would not affect other types of commodities.
      5. New and Developing Market: Between 1933 and December 31, 1974, a gold market did not exist in the United States for individual investment purposes. Since the latter date, markets have been developing. Certain entities, including the U.S. Treasury and the International Monetary Fund, have from time to time conducted sales of relatively large amounts of gold bullion and may continue to do so from time to time in the future. Large purchases or sales of gold bullion, including sales by such banks and agencies or by the U.S. Government, are likely to affect the price of gold bullion.
      6. Lack of Regulation: The trading of gold bullion in the United States is not currently subject to existing rules which govern the trading of agricultural and certain other commodities and commodity futures. The absence of such regulation may adversely affect the continued development of an orderly market in gold bullion. The development of a regulated futures market in gold bullion might also affect the development of the market in and the price of gold bullion in the United States.
      In addition to being affected by many of the same factors influencing the pricing of gold, silver prices may also be affected by labor relations in the silver and copper mining industries (a significant portion of U.S. silver ore production is a by-product of copper). Prices of other precious metals may be similarly and otherwise affected.
      Since investments in precious metals do not generate any interest or dividends, the only source of return from such investments will be from any gains (less any losses) realized from sales of such metals. It is expected that any such income will be taxable as capital gain in the manner applicable to ordinary business corporations.
      Prices at which gold and silver bullion and other precious metals are purchased or sold normally include dealer markups or markdowns, insurance expenses, assay charges and shipping costs. For example, all such charges under current market conditions for 400 troy ounces of gold bullion of at least 995/1000 purity do not generally in the aggregate exceed 2% of the price. Such costs and expenses may be a grater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Such charges will vary in respect of other precious metals. In addition, the Trust will incur ongoing storage costs for its precious metals.

       SPECIALIZED INVESTMENT TECHNIQUES AND RELATED RISKS
      The Trust may use certain specialized investment
techniques, including transactions in options on securities, securities indices and currencies, transactions in precious metals and financial futures contracts and related options, loans of portfolio securities and transactions in repurchase agreements.

  Option Transactions Involving Portfolio Securities and
  Securities Indices
      The Investment Adviser believes that the assets of the Trust may be increased by realizing premiums from the writing of call options and by purchasing put options with respect to securities held by the Trust. The Trust may write call option contracts or purchase put or call options with respect to portfolio securities and with respect to securities indices at such times as its management determines to be appropriate. Call options are written and put options are purchase solely as covered options -- options with respect to securities which the Trust owns (which will generally correspond to the securities represented by the index in the case of index options) -- and such options on domestic securities are generally listed on a national securities exchange. Such options are currently traded on the Chicago Board of Options Exchange and the American, Pacific and Philadelphia Stock Exchanges (the "Exchanges"). Options on foreign securities and on some domestic securities may not be listed on any domestic or foreign exchange. The Trust receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in the price of the security or representative securities in the case of an index option above the exercise price of the option. The Trust pays a premium upon the purchase of an option, which may be lost if the option proves to be of no ultimate value. There can be no assurance that the Trust will always be able to close out options positions at acceptable prices. The Trust will write or purchase such options only where economically appropriate as a hedging technique to reduce the risks in management of its portfolio, and to preserve the Trust's net asset value, and not for speculative purposes (i.e., not for profit). In no event will the Trust purchase such options where the value of the options, either singly or in the aggregate, would exceed 50% of the value of the Trust's assets at the time of purchase.
      The Trust may also purchase put and call options for a premium. The trust may sell a put or call option which it has previously purchased prior to the sale of the underlying security. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.
      It should be recognized that the Trust pays brokerage commissions in connection with the writing and purchasing of options and efficient closing transactions, as well as for purchases and sales of underlying securities. The writing of options could result in significant increases in the Trust's


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

portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.
      In connection with the Trust's qualifying as a regulated investment company under the Internal Revenue Code of 1986, other restrictions on the Trust's ability to enter into option transactions may apply from time to time. See "Taxes".

  Securities Options
      A call option is a short-term contract (having a duration of nine months or less) which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. The premium paid to the writer is the consideration for undertaking the obligations of the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. Should the price of the security decline, on the other hand, the premium represents an offset to such loss. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.
      If a call option expires on its stipulated expiration date or if the Trust enters into a closing purchase transaction, the Trust will realize a gain (or less if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If a call option is exercised, the Trust will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.
      A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during the option period. Thus the Trust may purchase a put option on an underlying security owned by the Trust as a defensive technique in order to protect against an anticipated decline in the value of the security. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Investment Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option would reduce any capital gain when the security is eventually sold.
      As the foregoing suggests, the writing of call option contracts and the purchasing of put options is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies, but the limitations described below tend to reduce such risks.
      When a security is sold from the Trust's portfolio, the Trust effects a closing call purchase or put sale transaction so as to close out any existing option on the security. A closing transaction may be made only on an Exchange or other market which provides a secondary market for an option with the main exercise price and expiration date. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If the Trust is unable to effect a closing transaction, in the case of a call option, the Trust will not be able to sell the underlying security until the option expires or the Trust delivers the underlying security upon exercise.

  Index Options
      A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.
      Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. The Trust may write call options and purchase put and call options on any other traded indices. Call options on securities indices written by the Trust will be "covered' by identifying the specific portfolio securities being utilized.
      To secure the obligation to deliver the underlying securities in the case of an index call option written by the Trust, the Trust will be required to deposit qualified securities. A "qualified security" is a security against which the Trust has not written a call option and which has not been hedged by the Trust by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, the Trust will deposit an amount of cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to the Trust's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the contract index value times the multiplier times the number of contracts.

  Risks of Options on Indices
      Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Trust will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment, rather than movements in the price of an individual security. Accordingly, successful use by the Trust of options on indices will be subject to the Investment Adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.
      Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Trust would not be able to close out options which it has purchased or written and, if restriction on exercise were imposed, might be unable to exercise an option it purchased, which could result in substantial losses to the Trust. However, it is the Trust's policy to purchase or write options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.
      Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities.
      Price movements in securities in the Trust's portfolio will not correlate perfectly with movements in the level of the index and, therefore, the Trust bears the risk that the price of the securities held by the Trust may not increase as much as the index. In this event, the Trust would bear a loss on the call which would not be completely offset by movements in the prices of the Trust's portfolio securities. It is also possible that the index may rise when the Trust's portfolio securities do not. If this occurred, the Trust would experience a loss on the call which would not be offset by an increase in the value of its portfolio and also might experience a loss in its portfolio.
      Unless the Trust has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Trust will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Trust fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 5% of the Trust's total assets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.
      When the Trust has written a call on an index, there is also a risk that the market may decline between the time the Trust has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Trust is able to sell securities in its portfolio. As with options on portfolio securities, the Trust will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security in settlement, the Trust may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

      If the Trust exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money," the Trust will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Trust may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

  Options on Foreign Currencies
      The Trust may purchase put and call options on foreign currencies. The Trust may purchase such options where economically appropriate as a hedging technique to reduce the risks in management of its portfolio, and to preserve the Trust's net asset value, and not for speculative purposes (i.e., not for profit). In no event will the Trust purchase such options where the value of the options, either singly or in the aggregate, would exceed 50% of the value of the Trust's assets at the time of purchase.
      The Trust's success in using such options depends, among other things, on the Investment Adviser's ability to predict the direction and volatility of price movements in the options markets as well as securities markets and on the Investment Adviser's ability to select the proper type, time and duration of options. Although the Investment Adviser has prior experience in utilizing currency options, there can be no assurance that this technique will produce its intended results. It should be recognized that the price movements of options relating to currencies purchased by the Trust may not correspond to the price movements of the Trust's portfolio securities and may therefore cause the options transactions to result in losses to the Trust.
      A put option on a foreign currency is a short-term contract (generally having a duration of nine months or less) which gives the purchaser of the put option, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. A call option on a foreign currency is a short-term contract which gives the purchaser of the call option, in return for a premium, the right to buy the underlying currency at a specified price during the term of the option. The purchase of put and call options on foreign currencies is analogous to the purchase of puts and calls on stocks.
      Options on foreign currencies are currently traded in the United States on the Philadelphia Stock Exchange and the Chicago Board Options Exchange. Such options are currently traded on British pounds, Swiss francs, Japanese yen, Deutsche marks and Canadian dollars. The Trust could use foreign currency options to protect against the decline in value of portfolio securities resulting from changes in foreign exchange rates, as the following examples illustrate:
      1. In connection with the Trust's payment for securities of a foreign issuer at some future date in a foreign currency, the Trust may purchase call options on such foreign currency in order to hedge against the risk that the value of the foreign currency might rise against the U.S. dollar, thereby increasing the cost of the currency and the transaction.
      EXAMPLE: The Trust must pay for the purchase of securities of a Swiss issuer in Swiss francs. If the Trust is concerned that the price of Swiss francs might rise in price in terms of the U.S. dollar from, for example, $.4780, it might purchase Swiss franc June 48 call options for a premium of, for example,
 .50 (i.e. $.050 per Swiss franc times 62,500 Swiss francs per contract, for a total premium of $312.50--plus transaction costs). This would establish a maximum cost for Swiss francs and, hence, the maximum cost in U.S. dollars for the Swiss securities. Thus, if Swiss francs subsequently appreciated to $.4950 and the premium on Swiss franc June 48 call options increased to, for example,
1.95 (for a total premium of $1,218.75), the Trust could sell the option at a profit ($1,218.75 less the original premium paid of $312.50 and transaction costs) to offset the increased cost of acquiring Swiss francs. Alternatively, the Trust could exercise the option contract. If the Swiss franc remained below $.48, the Trust could let its calls expire (losing its premium) and purchase the Swiss francs at a lower price.
      2. The Trust may purchase foreign currency options to protect against a decline in the Trust's cash and short-term
U.S. Government securities.
      EXAMPLE: The Trust may have investments in cash and in short-term U.S. Government securities, e.g., U.S. Treasury bills having maturities of less than one year. In order to hedge against a possible decline in the value of the U.S. dollar, the Trust might purchase Deutsche mark 40 calls. If the Deutsche mark appreciates above $.40, then the Trust could exercise its option contract and stabilize the value of its cash holdings and the underlying value of the U.S. Treasury bills in its portfolio as a result of the improved exchange rate between the Deutsche mark and the U.S. dollar.
      As is the case with other listed options, the effectiveness of foreign currency options in carrying out the Trust's objectives will depend on the exercise price of the option held and the extent to which the value of such option will be affected by changes in the exchange rates of the underlying currency. To terminate its rights in options which it has purchased, the Trust would sell an option of the same series in a closing sale transaction. A gain or loss, which will be offset by a loss or gain on the U.S. dollar, will be realized depending on whether the sale price of the option is more or less than the cost to the Trust of establishing the position. If the contemplated transaction is not completed, the option may be allowed to expire, (resulting, however, in the loss of the option premium amount), or liquidated for any remaining value.
      Foreign currency options purchased for the Trust shall be valued at the last sale price on the principal Exchange on which such option is traded, or in the absence of a sale, the mean between the last bid and offering prices. Options which are not actively traded will be valued at the difference between the option price and the current market price of the underlying security, provided that the put price is higher than such market price or the call price is lower than such market price. In the event that a put price is lower than the current market value of the underlying security, or a call price is higher than the current market value of the underlying security, then the option will be assigned no value. The Trust will write or purchase such options only where economically appropriate as a hedging technique to reduce the risks in management of its portfolio, and to preserve the Trust's net asset value, and not for speculative purposes (i.e., not for profit).

  Risks of Foreign Currency Option Activities
      Assuming that any decline in the value of the Trust's portfolio is accompanied by a rise in the value of a foreign currency in relation to the U.S. dollar, the purchase of options on the foreign currency may generate gains which would partially offset such decline. However, if after the Trust purchases an option, the value of the Trust's portfolio moves in the opposite direction from that contemplated, the Trust may experience losses to the extent of premiums it paid in purchasing such options, and this will reduce any gains the Trust would otherwise have. For this reason as well as supply and demand imbalances and other market factors, the price movements of options on foreign currencies purchased by the Trust may not correspond to the price movements of the Trust's portfolio securities and may cause the options transactions to result in losses to the Trust.
      Option positions on foreign currencies may be closed out only on an Exchange or other market which provides a secondary market for options of the same series. United States options on foreign currencies are currently traded only on the Philadelphia Stock Exchange and the Chicago Board Options Exchange. Trading in options on foreign currencies may be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, trading may be suspended after the price of an option has risen or fallen more than a specified maximum amount. Exercise of foreign currency options also could be restricted or delayed because of regulatory restrictions or other factors. Trading on options on foreign currencies commenced in December, 1982. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will continue. The Trust will not purchase foreign currency options on any Exchange or other market unless and until, in the Investment Adviser's opinion, the market for such options has developed sufficiently. Although it is intended that the Trust purchase options only when there appears to be an active market in such instruments, there can be no assurance that a liquid market will exist at a time when the Trust seeks to close a particular option position. Accordingly, the Trust may experience losses as a result of its inability to close out an options position.

  Special Risks of Foreign Currency Options
      In addition to the risks described above, there are special risks associated with foreign currency options, including the following:
      1. The value of foreign currency options is dependent upon the value of foreign currencies relative to the U.S. dollar. As a result, the prices of foreign currency options may vary with changes in the value of either or both currencies. Thus, fluctuations in the value of the U.S. dollar will affect exchange rates and the value of foreign currency options, even in the case of an otherwise stable foreign currency. Conversely, fluctuations in the value of a foreign currency will affect exchange rates and the value of foreign currency options even if the value of the U.S. dollar remains relatively constant. Thus, careful consideration must be given to factors affecting both the U.S. economy and the economy of the foreign country issuing the foreign currency underlying the option.
      2. The value of any currency, including U.S. dollars and foreign currencies, may be affected by a number of complex factors applicable to the issuing country, such as the prevailing monetary policy of that country, its money supply, its trade deficit or surplus, its balance of payments, interest rates, inflation rates and the extent or trend of its economic growth. In addition, foreign countries may take a variety of actions, such as increasing or decreasing the money supply or purchasing or selling government obligations, which may have an indirect but immediate effect on exchange rates.
      3. The exchange rates of foreign currencies (and therefore the value of foreign currency options) could be significantly affected, fixed or supported directly or indirectly by government actions. Such government intervention may increase risks to investors since exchange rates may not be free to fluctuate in response to other market forces.
      4. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those likely to be involved in the exercise of individual foreign currency option contracts, investors who buy or write foreign currency options may be disadvantaged by having to deal in an odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots. Because this price differential may be considerable, it must be taken into account when assessing the profitability of a transaction in foreign currency options.
      5. There is no systematic reporting of last sale information for foreign currencies. There is reasonably current, representative bid and offer information available on the floor of the exchange on which foreign currency options are traded, in certain brokers' offices, in bank foreign trading offices, and to others who wish to subscribe for their information. There is, however, no regulatory requirement that those quotations be firm or revised on a timely basis. The absence of last sale information and the limited availability of quotations to individual investors may make it difficult for many investors to obtain timely, accurate data about the state of the underlying market. In addition, the quotation information that is available is representative of very large transactions in the interbank market and does not reflect exchange rates for smaller transactions. Since the relatively small amount of currency underlying a single foreign currency option would be treated as an odd lot in the interbank market (i.e., less than between $1 and $5 million), available pricing information from that market may not necessarily reflect prices pertinent to a single foreign currency option contract and investors who buy or sell foreign currency options covering amounts of less than $1 to $5 million can expect to deal in the underlying market at prices that are less favorable than for round lots.
      6. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies. If the Options Clearing Corporation ("OCC") determines that such restrictions or taxes would prevent the orderly settlement of foreign currency option exercises or impose undue burdens on parties to exercise settlements, it has the authority to impose special exercise settlement procedures, which could adversely affect the Trust.
      7. The interbank market in foreign currencies is a global, around-the-clock market. Therefore, in contrast with the exchange markets for stock options, the hours of trading for foreign currency options do not conform to the hours during which the underlying currencies are traded. (Trading hours for foreign currency options can be obtained from a broker.) To the extent that the options markets are closed while the market for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The possibility of such movements should be taken into account in (a) relating closing prices in the options and underlying markets, and (b) determining whether to close out a short options position that might be assigned in an exercise that takes place after the options market is closed on the basis of underlying currency price movements at a later hour.

      8. Since settlement of foreign currency options must occur within the country issuing that currency, investors through their brokers, must accept or make delivery of the underlying foreign currency in conformity with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country. Prior to the placing of any assets with a foreign custodian in connection with the settlement of foreign currency options, the Trustees of the Trust shall have determined that maintaining such assets in a particular country or countries is consistent with the best interests of the Trust and its shareholders, and that maintaining such assets with a particular foreign custodian is consistent with the best interests of the Trust and its shareholders. The Trust shall also have approved, as consistent with the best interests of the Trust and its shareholders, a written contract between the Trust and such foreign custodian that will maintain the Trust's assets. The Trustees shall also establish a system to monitor such foreign custody arrangements and a majority of the Trustees, at least annually, shall review and approve the continuance of such arrangements as consistent with the best interests of the Trust and its shareholders.

  Financial and Precious  Metals Futures and Related Options  Financial  futures contracts consist of interest rate
futures contracts, securities index futures contracts and currency futures contracts. Precious metals futures contracts consist of futures contracts for the purchase or sale of gold, silver and other precious metals. A futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the subject assets called for in the contract at a specified future time and at a specified price. An option on the futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
      While the Trust's fundamental policies permit the Trust to engage in financial and precious metals futures transactions, including the writing of covered call options and the purchase and sale of put and call options in connection therewith, the Trust may initially engage in such futures and related option transactions only for hedging purposes, and its investment in such transactions will be limited to commitments totaling no more than 5% of the Trust's total assets. In order to engage in transactions not so limited, the Trust may seek registration as a commodity pool operator with the federal Commodity Futures Trading Commission. If such registration is effected, the Trust would be able to enter into such futures and related option transactions directly for profit purposes and not only for hedging, and would also be able to effect such futures and related option transactions without limit as to the amount of the Trust's assets involved. The discussion below as to these transactions relates primarily to the use of such transactions within the currently applicable restrictions and limits.
      The Trust may use financial and precious metals futures contracts and related options to hedge against changes in currency exchange rates or in the market value of its portfolio assets or assets which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Trust's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of assets which the Trust may wish to purchase in the future by purchasing futures contracts.
      The Trust may purchase or sell any financial or precious metals futures contracts which are traded on an exchange or board of trade or other market. A U.S. public market presently exists in interest rate futures contracts on long-term U.S. Treasury bonds, U.S. Treasury notes and three-month U.S. Treasury bills. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contact trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed. Currency and precious metals futures contracts are also traded on various U.S. Exchanges or boards of trade. Options relating to U.S. futures contracts are generally also traded on the same exchanges or boards of trade.
      In contrast to the situation where the Trust purchases or sells a security, no security or other asset is delivered or received by the Trust upon the purchase or sale of a futures contract. Initially, the Trust will be required to deposit in a segregated account with its custodian bank an amount of cash or U.S. Treasury bills. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit on the contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.
      The  writer of an option on a futures  contract  is  required  to  deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

      Although futures contracts by their terms call for actual delivery or acceptance of currencies or securities or other assets, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.
      The Trust will pay commissions on futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.
      The Trust may, following written notice thereof to its shareholders, take advantage of opportunities in the area of precious metals related index options and futures contracts and options on futures contracts which are not currently available but which may be developed, to the extent such opportunities are consistent with the Trust's investment objectives and legally permissible for the Trust.

  Limitations on Futures Contracts and Related Options
      The Trust may not currently engage in transactions in futures contracts or related options for speculative purposes, but only as a hedge against anticipated changes in exchange rates or the market value of its portfolio securities or other assets or securities or other assets which it intends to purchase. Also, the Trust may not currently purchase or sell precious metals or financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on the Trust's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of the Trust's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or an option on a futures contract, an amount of cash, U.S. government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract, minus the Trust's initial margin deposit with respect thereto, will be deposited in a segregated account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.
      The extent to which the Trust may enter into futures contracts and related options also may be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company. See "Taxes" herein.

  Risks Relating to Futures Contracts and Related Options
      Positions in futures contracts and related options may be closed out only on an exchange or other market which provides a secondary market for such contracts or options. The Trust will enter into futures or related options positions only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures or related option contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements, the Trust would continue to be required to make daily margin payments. In this situation, if the Trust has insufficient cash to meet daily margin requirements it may have to sell portfolio assets at a time when it may be disadvantageous to do so. In addition, the Trust may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Trust's ability to hedge its portfolio effectively.
      There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in the market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Trust to incur additional brokerage commissions and may cause an increase in the Trust's portfolio turnover rate.
      The successful use of futures contracts and related options also depends on the ability of the Trust's Investment Adviser to forecast correctly the direction and extent f currency exchange rate and market movements within a given time frame. To the extent exchange rate and market prices remain stable during the period a futures contract or option is held by the Trust or such prices move in a direction opposite to that anticipated, the Trust may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, the Trust's total return for the period may be less than if it had not engaged in the hedging transaction.
      Utilization of futures contracts by the Trust involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the currencies or securities or other assets which are being hedged. If the price of the futures contract moves more or less than the price of the currencies or securities or other assets being hedged, the Trust will experience a gain or loss which will not be completely offset by movements in the price of the currencies or securities or other assets. It is possible that, where the Trust has sold futures contracts to hedge its portfolio securities and other assets against decline in the market, the market may advance and the value of securities held in the trust's portfolio (or related currencies) may decline. If this occurred, the Trust would lose money on the futures contract and would also experience a decline in value in its portfolio securities and other assets. Where futures are purchased to hedge against a possible increase in the prices of securities or other assets before the Trust is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Trust then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Trust will realize a loss on the futures that would not be offset by a reduction in the price of securities purchased.
      The market prices of futures contracts may be affected if participants in the futures market elect to close out their contract through offsetting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of currencies and securities and other assets and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.
      Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Trust because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Trust while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

  Lending of Portfolio Securities
      The Trust may seek to increase its income by lending portfolio securities . Any such loan will be continuously secured by collateral at least equal to the market value of the security loaned. The Trust would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During existence of a loan, the Trust would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or the interest on investment of the collateral, if any. The total value of the securities loaned at any time will not be permitted to exceed 30% of the Trust's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to U.S. domestic organizations deemed by the Trust's management to be earned justifies the attendant risk.

  Repurchase Agreements
      A repurchase agreement is an agreement under which the Trust acquires a money market instrument (a security issued by the U.S. Government or any agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Trust and is unrelated to the interest rate on the underlying instrument. The Trust will effect repurchase agreements only with large well-capitalized banks whose deposits are insured by the Federal Deposit Insurance Corporation and which have capital and undivided surplus of at least $200,000,000. The instrument acquired by the Trust in these transactions (including accrued interest) must have a total value in excess of the value of the repurchase agreement and will be held by the Trust's custodian bank until repurchased. The Trustees of the Trust will monitor the Trust's repurchase agreement transactions on a continuous basis and will require that the applicable collateral will be retained by the Trust's custodian bank. No more than an aggregate of 10% of the Trust's total assets, at the time of investment, will be invested in repurchase agreements having maturities longer
than  seven  days  and  other  investments   subject  to  legal  or  contractual
restrictions on resale, or which are not readily marketable. There is no limitation on the Trust's assets with respect to investments in repurchase agreements having maturities of less than seven days.
      The use of repurchase agreements involves certain risks. For example, if the seller under a repurchase agreement defaults on its obligation to repurchase the underlying instrument at a time when the value of the instrument has declined, the Trust may incur a loss upon its disposition. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a bankruptcy court may determine that the underlying instrument is collateral for a loan by the Trust and therefore is subject to sale by the trustee in bankruptcy. Finally, it is possible that the Trust may not be able to substantiate its interest in the underlying instrument. While the Trust's Trustees acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

                        PORTFOLIO TURNOVER
      Securities will generally be purchased for possible long-term appreciation and not for short-term trading profits; however, the rate of portfolio turnover is not a limiting factor when the Investment Adviser deems changes appropriate. It is anticipated that the Trust's annual portfolio turnover rate will normally not exceed 50%. A rate of turnover of 100% could occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities).

      A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Trust and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains which are taxable to shareholders as ordinary income.
      The portfolio turnover rates for the years 1996, 1995, and 1994 were 37%, 12%, and 42%, respectively.


                     INVESTMENT RESTRICTIONS
      The Trust has adopted the following investment restrictions which are fundamental policies and cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Trust (which in the Prospectus and this Statement of Additional Information means the lesser of either (i) a majority of the outstanding shares of the Trust or (ii) 67% or more of the shares represented at a meeting if more than 50% of such shares are present or represented by proxy at the meeting):
      1. The Trust will not purchase any securities (other than securities of the U.S. Government, its agencies, or instrumentalities) if as a result more than 5% of the Trust's total assets (taken at current value) would then be invested in securities of a single issuer.
      2. The Trust will not make loans, except that the Trust may (a) purchase a portion of an issue or publicly distributed bonds, debentures, or similar debt securities (including so called "repurchase agreements" whereby the Trust's cash is, in effect, deposited on a secured basis with a bank for a period and yields a return; provided, however, that no more than an aggregate of 10% of the Trust's total assets, immediately after such investment, will be invested in repurchase agreements having maturities longer than seven days and other investments subject to legal or contractual restrictions on resale, or which are not readily marketable), and (b) lend portfolio securities upon such conditions as may be imposed from time to time by the Securities and Exchange Commission, provided that the value of securities loaned at any time may not exceed 30% of the Trust's total assets.
      3. The Trust will not borrow in excess of 5% of its total assets, taken at market or other fair value, at the time such borrowing is made, and any such borrowing may be undertaken only as a temporary measure for extraordinary or emergency purposes; and the Trust may not pledge, mortgage, or hypothecate its assets taken at market to an extent greater than 15% of the Trust's gross assets taken at cost.
      4. The Trust will not purchase any securities if such purchase would cause more than 10% of the total outstanding voting securities of such issuer (other than any wholly-owned subsidiary of the Trust) to be held by the Trust.
      5. The purchase or retention of the securities of any issuer is prohibited if the officers and Trustees of the Trust or its Investment Adviser owning beneficially more than 1/2 of 1% of the securities of such issuer together own beneficially more than 5% of the securities of such issuer.
      6. The purchase of the securities of any other investment company is prohibited, except that the Trust may make such a purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission), provided that not more than 10% of the trust's total assets (taken at market or other fair value) would be invested in such securities and not more than 3% of the voting stock of another investment company would be owned by the Trust immediately after the making of any such investment, and the Trust may make such a purchase as part of a merger, consolidation or acquisition of assets.
      7. The purchase of securities of companies with a record (including that of their predecessors) of less than three years' continuous operation is prohibited if such purchase would cause the Trust's investments in such companies taken at cost to exceed 5% of the total assets of the Trust taken at current values, except that this restriction shall not apply to any of the Trust's investments in any of its wholly-owned subsidiaries.
      8.  The Trust will not participate in a joint venture or on a joint and several basis in any securities trading account.
      9. The Trust will not act as an underwriter of securities issued by others, except to the extent it may be deemed such in connection with the disposition of securities owned by it.
      10. The Trust will not make short sales of securities unless at all times when a short position is open, it owns an equal amount of such securities or owns securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short.
      11. The Trust will not purchase securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
      12. The Trust will not invest in a company in any single industry, if, immediately after such investment, more than 25% of the Trust's total assets would be invested in companies of such industry. Eligible industry classifications are gold mining, silver mining, companies mining other precious metals, gold manufacturing and industrial production and silver manufacturing and industrial production.
      13. The Trust will not make investments in real estate or indirect interests in real estate.
      14. The Trust will not write, purchase or sell puts, calls or combinations thereof or take positions in commodities or commodity futures contracts or related options except that the Trust may (a) write covered call options with respect to securities, securities indices and currencies and enter into closing purchase or sale transactions with respect to such written options, (b) purchase put or call options with respect to securities, securities indices and currencies, and (c) engage in financial and precious metals futures contracts and related options transactions, all as described in the Prospectus and above under "Investment Policies and Risk Considerations".

                            MANAGEMENT


  Officers and Trustees
      The Trust's Officers and Trustees, their positions with the Trust and their principal occupations are listed below. Except as indicated, each individual has held the office shown or other offices in the same company, other than the Trust, for the last five years. Unless otherwise noted, the business address of each Officer and Trustee is 2717 Furlong Road, Doylestown, Pennsylvania 18901, which is also the address of the Trust's Investment Adviser, Meeschaert Investment Management Corporation. Those Trustees who are "interested persons" of the Trust or the Investment Adviser, as defined in the Investment Company Act of 1940, by virtue of their affiliation with either the Trust or the Investment Adviser, are indicated by an asterisk (*).




                     Positions with Principal

Name and Address     the Trust      Occupation

DAVID W. C. PUTNAM   Chairman       Chairman and Trustee,
10 Langley Road      and Trustee    Anchor Capital Accumulation Trust,
Newton Centre, MA 02159             Anchor International Bond Trust, Anchor
                                    Strategic Assets Trust, Anchor Resource and
                                    Commodity Trust,and Anchor Gold and
                                    Currency Trust  (Investment Companies);
                                    President and
                                    Director, F. L. Putnam Securities Company,
                                    Inc.; Chairman and Director,Boston Security
                                    Counsellors, Inc.(Investment Adviser);
                                    Chairman and Trustee,  The Advest Advantage
                                    Investment Trusts (Investment Companies.)


SPENCER H. LE MENAGER Secretary and   President, Equity, Inc.; formerly
222 Wisconsin Avenue  Trustee         President, Howe, Barnes & Johnson
P. O. Box 390                         Inc. (securities dealer).
Lake Forest, IL 60045



MAURICE A. DONAHUE   Trustee          Director and Professor, Institute for
50 Holy Family Road                   Governmental Services and Walsh-
Holyoke, MA 01040                     Saltonstall Professor of Practical
                                      Politics, University of Massachusetts,
                                      Director Vanguard  Savings Bank,
                                      Former Member , Massachusetts  House of
                                      Representatives, Former Member and
                                      President, Massachusetts Senate.




DAVID Y. WILLIAMS*   President and    President and Director, Anchor
2717 Furlong Road    Trustee          Investment Management Corporation;
Doylestown, PA 18901                  President and Director,
                                      Meeschaert & Co., Inc.
                                      (securities dealer).

J. STEPHEN PUTNAM    Vice President   President, Robert Thomas
880 Carillon Parkway and Treasurer    Securities, Inc. (securities
P.O. Box 12749                        dealer) since June 1983; Director
St. Petersburg, FL 33733              F. L. Putnam Securities Company,
                                      Incorporated.  Formerly,
                                      President and Director, EPB,Inc.
                                      and Vice President, Burgess &
                                      Leith Incorporated.


CHRISTOPHER Y. WILLIAMS  Vice President   Vice President and Secretary, Anchor
1442 Margaret Court      and Asst.        Investment Management Corporation;
Jamison, PA 18929        Secretary        Vice President and Secretary,
                                          Meeschaert & Co., Inc. (securities
                                          dealer)

JOSEPH C. WILLIAMS   Vice President       Vice President and Treasurer, Anchor
4664 Louise St Clair and Asst.            Investment Management Corporation;
Doylestown,PA 18901  Treasurer            Vice President and Treasurer,
                                          Meeschaert & Co., Inc. (securities
                                          dealer)


The Officers and Trustees of the Trust as a group owned or had beneficial interests in less than one percent (1%) of those shares of the Trust outstanding on December 31, 1996.
Messrs. Putnam, Le Menager, and Donahue, are the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust.
Mr. David W.C. Putnam and Mr. J. Stephen Putnam are brothers. Mr. David Y. Williams is the father of Mr. Christopher Y. Williams and Mr. Joseph C. Williams. Mr. Christopher Y. Williams and Mr. Joseph C. Williams are brothers.
Mr. David W.C. Putnam and Mr. J. Stephen Putnam are brothers. Mr. David Y. Williams is the father of Mr. Christopher Y. Williams and Mr. Joseph C. Williams. Mr. Christopher Y. Williams and Mr. Joseph C. Williams are brothers.
The standing audit committee is composed of Messrs. Le Menager and, Donahue. The Trust does not have a nominating or compensation committee.


  Remuneration of Officers and Trustees
      The Trust does not and will not pay any remuneration to its Officers or Trustees as such who are "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or of any investment advisor or distributor of the Trust but does pay an annual fee not in excess of $1,000 to each Trustee who is not such an "interested person". The Trust did not compensate any person, including directors, officers or employees, in excess of $60,000.00 during its most recent fiscal year.

  Investment Advisory Contract
      The Trust engages Anchor Investment Management Corporation, formerly known as Meeschaert Investment Management Corporation, as Investment Adviser pursuant to an Investment Advisory Contract dated July 21, 1993, which was approved by the shareholders of the Trust.
      The Investment Adviser manages the investments and affairs of the Trust, subject to the supervision of the Trust's Board of Trustees. The Investment Adviser furnishes to the Trust investment advice and assistance, administrative services, office space, equipment and clerical personnel and investment advisory, statistical and research facilities. The Trust is responsible for all its expenses not assumed by the Investment Adviser under the contract, including, without limitation, the fees and expenses of the custodian and transfer agents, costs incurred in determining the Trust's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; distribution and brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and fees and expenses of Trustees not affiliated with the Investment Adviser. The Trust will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its Officers and Trustees with respect thereto.
      The Trust pays the Investment Adviser, as compensation under the Investment Advisory Contract, a monthly fee at the rate of 1 1/2% per annum of the average daily net assets of the Trust. This fee is higher than that paid by most other investment companies. For each of the Trust's fiscal years ended December 31, 1991, 1992 and 1993, the Investment Adviser did not receive any investment advisory fees or other compensation under the Investment Advisory Contract. The Investment Adviser received a fee of $113,048 for services rendered in 1996.

      The Investment Advisory Contract will remain in effect until July 20, 1995, but it may be extended from year to year thereafter if approved at least annually (a) by the vote of a majority of the outstanding shares of the Trust or by the Board of Trustees, and in either case, (b) by a vote of a majority of the Trustees of the Trust who are not parties to the contract or "interested persons" (as that term is defined in the Investment Company Act of 1940) of any such party cast in person at a meeting called for the purpose. Amendments to the contract require similar approval by the shareholders and the Trustees who are not "interested persons" (the "Independent Trustees"). The contract is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the Trust's shares on 60 days' written notice or by the Investment Adviser on 90 days' written notice. The contract terminates automatically in the event of its assignment (which includes the transfer of a controlling block of the stock of the Investment Adviser).


  Investment Adviser
      The Investment Adviser, Anchor Investment Management Corporation (formerly Meeschaert Investment Management Corporation) is located at 2717 Furlong Road, Doylestown, Pennsylvania 18901. The Trust's principal offices are also located at this address.
      The Investment Adviser and Meeschaert & Co., Inc., the Trust's principal underwriter (the "Distributor"), are affiliated through common control with Societe D'Etudes et de Gestion Financieres Meeschaert, S.A. ("Societe D'Etudes"), one of France's largest privately-owned investment management firms, which together are referred to as the "Meeschaert organization". The Meeschaert organization was established in Roubaix, France in 1935 by Emile C. Meeschaert, and presently manages, with full discretion, an aggregate amount of approximately $1.5 billion for about 8,000 individual (and institutional) customers, including $250 million in French mutual funds. The Investment Adviser's Directors and Officers are as follows:
      Luc E. Meeschaert, Chairman; his principal occupation is serving as Chief Executive Officer of Societe D'Etudes.
      David Y. Williams, President and Director; Mr. Williams is
also a Trustee of the Trust and President and a Director of
Meeschaert & Co., Inc., the Trust's Distributor.
      Paul Jaspard, Vice President; his principal occupation is serving as President of Global Equity Managers, S.A., P.O. Box 1543 26A, rue Albert-Premier, L-1015 Luxembourg (investment advisor). Mr. Jaspard manages portfolios for the Meeschaert organization, and is the individual primarily responsible for the day-to-day management of the Trust's portfolio.

                 PRINCIPAL HOLDERS OF SECURITIES
      As of the date of this Statement of Additional Information, Wendel & Co., as an indirect nominee of Societe D'Etudes, 23 Rue Drouot, 75009, Paris, France, held of record 64.61% of the outstanding shares of the Trust. ^


                 DETERMINATION OF NET ASSET VALUE
      The net asset value is determined by the Trust as of 12:00
Noon Eastern Time on each business day on which the New York Stock Exchange is open for trading or on any day that the Trust is open, but the New York Stock Exchange is not open for business, if there occurs an event which might materially affect the net asset value of the Trust's redeemable shares.
      The manner of  determination of the net asset value is briefly as follows:
Securities traded on a U.S. national or other foreign securities exchange are valued at the last sale price on the primary exchange on which they are listed, of if there has been no sale that day, at the current bid price. Other U.S. and foreign securities for which market quotations are readily available are valued at the known current bid price believed most nearly to represent current market value. Other securities (including limited traded securities) and all other assets of the Trust are valued at fair market value as determined in good faith by the Trustees of the Trust. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares outstanding.
      Each day investment securities traded on a national securities exchange are valued at the noon sales price; securities traded in the over-the-counter market are valued at the last sale price as of 12:00 Noon. Gold bullion is valued at noon based on the New York spot gold price. Gold coins, foreign currencies, and foreign denominated securities for which market quotations are readily available are valued at the known bid price as of 12:00 Noon. Temporary cash investments are stated at cost. In the absence of a reliable market for a particular metal, security or currency, an investment therein will be valued at fair value as determined in good faith by the Trustees.

                      DISTRIBUTION OF SHARES
      Rule 12-b-1 under the Investment Company Act of 1940 ("Rule 12b-1") permits investment companies to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in the rule. On November 17, 1989, such a Plan was approved by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees"). The Plan is of the type sometimes called a compensation plan.
           The Plan is currently not in effect, and will not be implemented unless and until reapproved by the Trust's shareholders and Board of Tustees. Accordingly, for the year ended December 31, 1996, the Trust paid no fees under the Plan to the Distributor.
      In connection with the Plan, Trust shares are offered for sale at net asset value, and the Trust may pay the Distributor a commission equal to up to 5% of the price paid to the Trust for each sale, all or any part of which may be re-allowed by the Distributor to others (dealers) making such sales. To the extent that the distribution fee is not paid to such dealers, the Distributor may use such fee for its expenses of Distribution of Trust shares. If such fee exceeds its expenses, the Distributor may realize a profit from these arrangements. The Plan provides for an aggregate limit on the amount of all payments pursuant to the Plan equal to .75 of 1% of the Trust's average daily net assets for any fiscal year. If, so long as the Plan is in effect, the Distributor's re-allowances to dealers and other expenses exceed the .75 of 1% limit in any particular year, it could collect in any future year such amounts (which do not include interest or other carrying charges) up to any amount by which amounts paid to it under the Plan in that year are less than the applicable limit for the prior year. In such a case it might receive amounts in excess of its then current expenses.
      Whether any expenditure under the Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to such a limit will be included in the Trust's total operating expenses for purposes of determining compliance with the expense limit.
      The Plan may be terminated at any time by vote of the Rule 12b-1. Trustees, or by vote of a majority of the outstanding voting shares of the Trust. Any change in the Plan that would materially increase the distribution expenses of the Trust provided for in the Plan requires shareholder approval; otherwise, the Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.
      If and when the Plan is in effect, the selection and nomination of candidates for Independent Trustees must be committed to the discretion of the Independent Trustees.
      The total amounts paid by the Trust under the foregoing arrangements may not currently exceed the maximum limit specified above, and the amounts and purposes of expenditures under the Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12-b1 Trustees may require or approve changes in the implementation or operation of the Plan, and may also require that total expenditures by the Trust under the Plan be kept within limits lower than the maximum amount currently permitted under the Plan as stated above.
      If the limit on expenditures is reached at any given time, the Distributor intends, although it is not obligated to do so, to continue to offer shares of the Trust and to continue to pay others re-allowances and maintenance fees. In such an event, the Distributor intends that it will seek payment from the Trust in the amount of its commissions (including re-allowances) and maintenance fees at such times when the expenditures limit has not otherwise been reached. The Trust will have no contractual obligation to pay any portion of such amounts to the Distributor, and the amount, if any, and the time and conditions under which the Trust might make such payment as requested by the Distributor will be solely within the discretion of the 12b-1 Trustees.
      In 1992, the Securities and Exchange Commission approved amendments to the National Association of Securities' Dealers ("NASD's") Rules of Fair Practice that impose limits on mutual fund sales charges, including asset-based sales charges (i.e. Rule 12b-1 fees) and contingent deferred sales charges. These amendments became effective on July 7, 1993. To the extent that such amendments to Rule 12b-1 under the Investment Company Act of 1940 or the NASD's Rules of Fair Practice are inconsistent with the Plan, the Trusts' Board of Trustees will either terminate the Plan before it becomes effective or propose changes to the Plan necessary to conform the Plan to such amendments.

  Contingent Deferred Sales Charge
      In conjunction with, but not as part of, the Plan, a contingent deferred sales charge may be imposed upon certain redemptions of shares purchased after inception of the plan. The charge in respect of such redemptions made during the first four calendar years following purchase of the shares is as follows: 4% in the year of purchase; 3% in the second year; 2% in the third year; and 1% in the fourth year. These charges are not received by the Distributor and will not reduce amounts paid to the Distributor under the Plan.

                      HOW TO PURCHASE SHARES
      Shares of the Trust may be purchased from the Distributor, 2717 Furlong Road, Doylestown, Pennsylvania 18901. There is no sales charge or commission payable by the investor with respect to the purchase of shares. For new shareholders initiating accounts, the minimum investment is $500, except for exchanges of securities for Trust shares, where the minimum is $5,000 (see "How to Exchange Securities for Trust Shares" in the Prospectus). There is no minimum for shareholders making additional investments to existing accounts.
      An application for use in making an initial investment in the Trust appears in the back of the Trust's Prospectus. The applicable price will be the net asset value next determined after the order is received by the Distributor. (See "Determination of Net Asset Value".)
      The Distributor sells shares to the public as agent for the trust and is the sole principal underwriter for the Trust under a Distributor's Contract dated July 23, 1993. The contract automatically terminates upon assignment
(which includes the transfer of a controlling block of the stock of the Distributor) by either party. The contract also provides that it will continue for two years from its date and thereafter its continuation from year to year will require approval by a majority of the Trust's shares or by the Board of Trustees and, in addition to such approval, the approval, by vote cast in person, at a meeting called for the purpose, by a majority of the Independent Trustees. Under the contract, the Distributor pays expenses of sales literature, including copies of any prospectus of the Trust delivered to investors, and the Trust pays for its registration and registration of its shares under the Federal Securities and Investment Company Acts and state securities acts and other expenses in which it has a direct interest.
      For the years ended December 31, 1996, 1995, and December 31, 1994 the Distributor received no sales commission from the Trust.

          REDEMPTION,  EXCHANGE AND REPURCHASE OF SHARES
 Any shareholder will be able to require the Trust to redeem his shares. In addition, the Trust will maintain a continuous offer to repurchase its shares. If a shareholder uses the services of a broker in selling his shares in the over-the-counter market, the broker may charge a reasonable fee for his services. Redemptions, exchanges and repurchases will be made in the following manner:
      1. Certificates for shares of the Trust may be mailed or presented, duly endorsed, with signatures guaranteed in the manner described below, with a written request that the Trust redeem the shares, to the Trust's transfer agent, Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, Pennsylvania 18901 or to the Trust. If no certificate has been issued and shares are held in an Open Account with the Trust's transfer agent, a written request that the Trust redeem such shares, accompanied by a separate assignment form (stock power), duly endorsed, with signatures guaranteed in the manner described below, may be mailed to presented as described above. The redemption price will be the net asset value next determined after the certificates and request are received.
      2. A request for repurchase may be communicated to the Trust by a shareholder through a broker. The repurchase price will be the net asset value next determined after the request is received by the Trust, provided that, if the broker receives the request before noon and transmits it to the Trust before 1:00 p.m. Eastern Time the same day, the repurchase price will be the net asset value determined as of 12:00 Noon Eastern Time that day. If the broker receives the request after noon, the repurchase price will be the net asset value determined as of 12:00 Noon Eastern Time the following day. If an investor uses the services of a broker in having his shares repurchased, the broker may charge a reasonable fee for his services.
      Payment for shares redeemed or repurchased will be delivered within seven days after receipt of the shares, and/or required documents, duly endorsed. The signature(s) on the certificate or separate assignment form must be guaranteed by a commercial bank or trust company or by a member of the New York, American, Pacific Coast, Boston or Chicago Stock Exchange. A signature guarantee by a savings bank and loan association or notarization by a notary public is not acceptable.
      In order to insure proper authorization the transfer agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states from selling estates before redeeming shares.
      Under unusual circumstances, when the Board of Trustees deems it in the best interest of the Trust's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities or other assets of the Trust taken at current values. Such payments are permitted pursuant to Rule 18f-1 of the Investment Company Act of 1940, provided that the Trust does not make an election with the Commission that would irrevocably preclude such payments in kind. The Trust does not presently intend to make such an election. Such an election would require the Trust to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Trust's net assets at the beginning of each ninety day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

      The right of redemption may be suspended or the payment date postponed when the New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission; for any period when an emergency as defined by rules of the Commission exists; or during any period when the Commission has, by order, permitted such suspension. In case of a suspension of the right of redemption, a shareholder who has tendered a certificate for redemption or made a request for redemption through a broker may withdraw his request or certificate or he will receive payment of the net asset value determined next after the suspension has been terminated.
      A shareholder may receive more or less than he paid for his shares, depending on the net asset value of the shares at the time of redemption or repurchase.

                          DISTRIBUTIONS
      The Trust distributes any income dividends and capital gains distributions in additional shares, or, at the option of the shareholder, in cash. In accordance with his distribution option, a shareholder may elect (1) to receive both dividend and capital gain distributions in additional shares or (2) to receive dividends in cash and capital gain distributions in additional shares or
(3) to receive both dividends and capital gain distributions in cash. A shareholder may change his distribution option at any time by notifying the Transfer Agent in writing. To be effective with respect to a particular dividend or distribution, the new distribution option must be received by the Transfer Agent at least 30 days prior to the close of the fiscal year. All accounts with a cash dividend option will be changed to reinvest both dividends and capital gains automatically upon determination by the Trust's transfer agent that the address of record for the account is not current.
      Dividends and capital gain distributions received in shares will be received by the Trust's transfer agent, as agent for the shareholder, and credited to his Open Account in full and fractional shares computed at the record date closing net asset value.
      Interest and dividends, and possible other amounts received by the Trust in respect of foreign investments, may be subject to withholding and other taxes at the source, depending upon the laws of the country in which the investment is made.

                              TAXES
      The Trust intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as subsequently amended or re-enacted. In order to so qualify, the Trust must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans and gains from the sale of securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year;
(iv) maintain at least 50% of the value of its total assets in cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities to the extent that no more than 5% of its assets are invested in the securities of one issuer and it owns no more than 10% of the value of any issuer's voting securities, and (v) have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Trust controls and which are engaged in the same, similar or related trades and businesses. To the extent the Trust qualifies for treatment as a regulated investment company, the Trust will not be subject to Federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.
      Dividends paid by the trust will generally not qualify for the dividends-received deductions for corporations. The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains.
      The Trust will be subject to a nondeductible 4% exercise tax to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one-year period ending on October 31 of such calendar year. In addition, to the extent that the Trust fails to distribute 100% of its ordinary and capital gain net income with respect to any calendar year, the amount of such shortfall is subject to such tax unless distributed with respect to the following calendar year. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Trust before December 31 of the year and paid by the Trust before the following February 1. Such distributions will be taxable to taxable shareholders in the year the distributions are declared rather than the year in which the distributions are received.
      The  Trust's  foreign  investments  may be subject to foreign  withholding taxes. The Trust will be entitled to claim a deduction for such foreign withholding taxes for federal income tax purposes. However, any such taxes will reduce the income available for distribution to shareholders.
      Under the Interest and Dividend Compliance Act of 1983, the Trust will be required to withhold and remit to the U.S. Treasury 20% of the dividends and proceeds of redemptions paid with respect to any shareholder who fails to furnish the Trust with a correct taxpayer identification number, who under-reported dividends or interest income, or who fails to certify that he or she is not subject to such withholding. An individual's tax identification number is his or her social security number.

  Tax Treatment of Options and Futures Transactions
      In connection with its operations, the Trust may write and purchase options. The tax consequences of transactions in options will vary depending upon whether the option expires or is exercised, sold or closed. The Trust may also affect transactions in financial futures contracts and related options. The tax consequences of certain of these transactions were changes or clarified by amendments made to the Internal Revenue Code by the Deficit Reduction Act of 1984 (the "Act"). Although no final regulations have been adopted under the Act, the following discussion reflects the Trust's interpretation of applicable changes made by the Act.
      The Trust will seek principally to purchase or write futures contracts and options that will be classified as "regulated futures contracts", "equity options", or "nonequity options", to the extent consistent with its investment objective and opportunities which appear available. "Regulated futures contracts" are contracts which are marked-to-market under a daily cash flow system of the type used by United States futures exchanges to determine the amount which must be deposited (in the case of losses) and the amount which may be withdrawn (in the case of gains) as a result of price changes with respect to the contract during the day, and which are traded on or subject to the rules of a qualified board of trade or exchange. "Equity options" are any options to buy or sell stock, or any option, the value of which is determined directly or indirectly by reference to any stock (or group of stocks) or stock index; equity options do not include any options with respect to any group of stocks or stock index if there is in effect a designation by the Commodity Futures Trading Commission of a contract market for a contract based on such group of stocks or index, or the Secretary of the Treasury determines that such option meets the requirements of law for such a designation. "Nonequity options" are any listed options which are not equity options.
      Regulated futures contracts and nonequity options, defined as "Section 1256 Contracts" under the Act, are subject to a marked-to-market rule for federal income tax purposes. Under this rule, each such contract and option held by the Trust at the end of each fiscal year will be treated as sold for fair market value on the last business day of such fiscal year. As described below, the character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of such contracts and options will be treated as long-term capital gain or loss to the extent of 60% thereof, and as short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Equity options, on the other hand, are not subject to the marked-to-market rule. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of such equity options is not subject to the 60/40 gain or loss rule.
      The Trust will not realize gain or loss on the receipt or payment of a premium. If a call option written by the Trust expires without being exercised, the premium received will be recognized by the Trust as a gain (60/40 for a nonequity call option or short-term for an equity call option.) If a put option purchased by the Trust expires without being exercised, the premium paid will be recognized by the Trust as a loss (60/40 for a nonequity put option or short long-term for an equity put option, depending on the holding period of the put); if, however, the Trust acquired the put option on the same day it acquired the property identified as intended to be used in exercising such put, the premium paid will be added to the basis of the underlying securities. If a nonequity or equity call option written by the Trust is exercised (or a nonequity put option purchased by the Trust is sold), the Trust will recognize short or long-term capital gain or loss depending on the holding period of the underlying securities. If a regulated futures contract, nonequity call option written by the Trust or nonequity put option purchased by the Trust is closed (i.e., the Trust's obligations are terminated other than through exercise or lapse), the Trust will recognize 60/40 gain or loss. If an equity call option written by the Trust is closed, the Trust will recognize short-term capital gain or loss; if an equity put option purchased by the Trust is closed, the Trust will recognize long or short-term capital gain or loss, depending on the holding period of the put option.
      Section 1092 of the Internal Revenue Code, which applies to certain straddles, may affect the taxation of the Trust's transactions in options on portfolio securities and in financial futures (and related options). As a result of rules under that section, the Trust may be required to postpone recognition of losses incurred in certain closing purchase transactions under the year in which the other leg of the straddle is closed. The Treasury Department has issued temporary regulations on the holding period of straddles held by regulated investment companies.
      The Internal Revenue Service has ruled publicly that an exchange-traded call option on a particular security is a security for the purpose of the 50% of assets diversification test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of diversification requirements. In contrast, the Internal Revenue Service has ruled privately that the issuer of a broad-based financial futures option such as a stock index futures contract (or an option on such a contract) is the writer of the instrument and not the issuers of the group of stocks or securities which comprise the index. Accordingly, the Trust much treat such a futures contract (or option on it) as issued by a single issuer for purposes of meeting the diversification tests.
      In other private rulings, the Internal Revenue Service has addressed other tax issues arising from investments by regulated investment companies in options and future contracts. In particular, the Internal Revenue Service has stated in private rulings that the gains recognized as a result of the deemed sale or certain options under the marked-to-market rule (which are treated as 60/40 gain) will not be treated as gains from the sale or exchange of securities held for less than three months, regardless of the actual holding period to year end. The Internal Revenue Service also has stated in private rulings that gains or losses with respect to index futures contracts on securities (and related options) are gains and losses from the sale or exchange of securities.

      The legislative history of the Tax Reform Act of 1986 provides that income realized in connection with writing covered and uncovered put and call options is intended by Congress to be qualifying income for purposes of the 90% passive income test. However, the requirement that less than 30% of the Trust's gross income be derived from gains from the sale or other disposition of securities held for less than three months will restrict the Trust in its ability to write covered call options or securities that it has held less than three months, to effect closing purchase transactions with respect to options that have been held less than three months, and to effect closing purchase transactions with respect to options that have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, the Trust may be required to defer the closing out of an option beyond the time when it might otherwise be advantageous to do so.
      The Tax Reform Act of 1986 revised the rules concerning gains from sales of assets held less than three months in the case of a "designated hedge". In the case of a "designated hedge", recognized gains may be offset by unrecognized declines in value of the other leg of the hedge during the period of the hedge for purposes of determining whether gains from sales of securities held for less than three months equal or exceed 30% of gross income. For example, if a fund sells a one-month call at $95 on stock it owns which is worth $100 for $4, the stock declines in value of $94 and the option is not exercised, the $4 of recognized gain on lapse of the option is offset by the $6 decline in value of the stock and there is no net gain for purposes of the three-month gains test. The $4 is recognized under the usual rules for other purposes. The Conference Committee Report on the 1986 Act established procedures for identification of a "designated hedge" prior to issuance of regulations on the topic.
      There are unanswered questions in this area. In particular, the Internal Revenue Service has declined to determine whether any gain is derived from securities held less than three months if a taxpayer buys a regulated futures contract just prior to the end of its taxable year, has the contract marked-to-market at year end, and then actually closes the contract within three months of its initial purchase in the following taxable year. Furthermore, since taxpayers other than the taxpayer requesting a particular private ruling are not entitled to rely on it, the Trust intends to keep its activity in options at a low volume until the Service rules publicly, or the Treasury Department issues final regulations, on open issues.
      If, in any taxable year, the Trust fails to qualify as a regulated investment company, the Trust would be taxed in the same manner as an ordinary corporation and the distributions to its shareholders would not be deductible by the Trust in computing its taxable income. In addition, in the event of such failure to qualify, the Trust's distributions, to the extent derived from the Trust's current or accumulated earnings and profits, would be taxable to its shareholders as ordinary income dividends, even if those dividends might otherwise have been considered distributions of capital gains.

                 PORTFOLIO SECURITY TRANSACTIONS
      Decisions to buy and sell portfolio securities for the
Trust are made pursuant to recommendations by the Investment Adviser. The Trust, through the Investment Adviser, seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking such execution, the Investment Adviser will use its best judgment in evaluating the terms of a transaction and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission, if any.
      It is expected that on frequent occasions, there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the Trust, through the Investment Adviser, may give consideration to those firms which have sold, or are selling, shares of the Trust. In addition, the Investment Adviser may allocate Trust brokerage business on the basis of brokerage and research services and other information provided by broker-dealer firms, which may involve the payment of reasonable brokerage commissions in excess of those chargeable by other broker-dealer firms for effecting the same transactions. Such "brokerage and research services" may be used for other of the Investment Adviser's advisory accounts and all such services may not be used by the Investment Adviser in managing the Trust. The term "brokerage and research services" includes advice as to the value of the securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).
      The policy referred to above of considering sales of shares of the Trust as one of the factors in the selection of broker-dealer firms to execute portfolio transactions, subject to the requirement of seeking best execution, is specifically permitted by a rule of the National Association of Securities Dealers, Inc. The rule also provides, however, that no member firm shall favor or disfavor the distribution of shares of any particular fund or group of funds on the basis of brokerage commissions received or expected by such firm from any source.
      The Trust and one or more of the other investment companies or accounts for which the Investment Adviser or its affiliates render investment advisory services on occasion may simultaneously be engaged in the purchase or sale of the same security. In such event the transactions in such security normally will be averaged as to price and allocated as to amount among the several clients or accounts in a manner deemed equitable to all. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Trust is concerned. In other cases, however, it is believed that the ability to participate in volume transactions will produce better executions for the Trust.
      To the extent consistent with the policy of seeking best price and execution, a portion of the Trust's portfolio transactions may be executed through the Distributor, Meeschaert & Co., Inc., which is an affiliate of the Investment Adviser. In the event that this occurs, it will be on the basis of what management believes to be current information as to rates which are generally competitive with the rates available from other responsible brokers and the lowest rates, if any, currently offered by the Distributor.
       During 1996, 1995, and 1994, commissions paid to broker-dealers by the Trust were $16,689, $7,779, and $ 17,877, respectively. During 1996, 1995, and
1994, brokerage commissions of $ $3,091, $1,506, and $ 2,481, respectively, were paid by the Trust to Meeschaert & Co., Inc. For the year ended December 31, 1996, the percentage of total commissions paid to Meeschaert & Co., Inc. was 18.52%. During 1996 the Trust's purchases and sales of securities, exclusive of United States government securities and short-term notes, amounted to $2,463,092 and $2,408,115, respectively. 37.062% of such purchases and sales involved the payment of commissions with respect to transactions effected through Meeschaert & Co., Inc. Part of the Trust's portfolio transactions in 1996 were executed on a net basis without payment of brokerage commissions because the Investment Adviser determined that better prices and executions were available through this method. Meeschaert & Co., Inc. received no compensation or other payment, either as agent or principal, in these transactions. The portfolio turnover rates for 1996, 1995, and 1994 were 37%, 12%, and 42%, respectively.


                    MISCELLANEOUS INFORMATION


  Custodian, Transfer Agent and Dividend-Paying Agent
      All securities, cash and other assets of the Trust are
received, held in custody and delivered or distributed by Investors Bank & Trust Company, Custodian, 24 Federal Street, Boston, Massachusetts 02110, provided that in cases where foreign securities must, as a practical matter, be held abroad, the Trust's custodian bank and the Trust will make appropriate arrangements so that such securities may be legally so held abroad. The Trust's custodian bank does not decide on purchases or sales of portfolio securities or the making of distributions. Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, Pennsylvania 18901, serves as transfer agent and dividend-paying agent for the Trust.



  Independent Public Accountants
      For the fiscal year ended December 31, 1996, the Trust employed Livingston & Haynes, P.C., 40 Grove Strret, Wellesley, Massachusetts 02181, to certify its financial statements and to prepare its federal and state income tax returns.




  Registration Statement
           This Statement of Additional Information does not contain all the information set forth in the Registration Statement and the exhibits and schedules relating thereto, which the Trust has filed with, and which are available at the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to which reference is hereby made.




  Financial Statements
      The financial statements of the Trust appearing in the Statement of Additional Information have been examined by Livingston and Haynes, P.C., independent accountants, as set forth in their report, and are included in reliance upon such reports given on the authority of said firm as experts in accounting and auditing. A copy of the Trust's Annual Report may be obtained without charge by writing Anchor Investment Management Corporation, 2717 Furlong Road, Doylestown, Pennsylvania 18901, or by calling Anchor Investment Management Corporation at (215) 794-2980.

------------------------------------------------------------------
Part C.    Other Information.
------------------------------------------------------------------

Item 24.        Financial Statements and Exhibits
(a)             Financial Statements:

                Included in Part A:

                Selected Per Share Data and Ratios for a share outstanding throughout each period ended December 31, for the ten year ended December 31, 1996

                Included in Part B:

                Report of Independent Public Accountants*
                Statement of Assets and  Liabilities  December 31,1996*
                Statement  of   Operations   for  the  year  ended
                 December 31, 1996*
                Statement  of  Changes in Net Assets for the years
                 ended December 31, 1996 and December 31, 1995*
                Schedule of Investments, December 31, 1996*
                Notes to Financial Statements*

                *  Included  in  Registrant's   annual  report  to
                   shareholders for December 31, 1996 a copy of which is included as Exhibit 12 and incorporated herein by reference thereto.

(b)             Exhibits:

Exhibit 11.  Consent of Independent Public Accountants.

Exhibit 12.  Trust's Annual Reports to Shareholders,  December 31,1996.

Exhibit 17.  Power of Attorney, dated April 19, 1997 and Certified Resolution.

Exhibit 27.  Financial Data Schedule.

Item 25. Persons controlled by or under common Control with Registrant.

(a)    No person controls the Registrant.

(b) The following table sets forth the name, address and percentage of ownership at March 31, 1997, of each person who then owned of record 5% or more of any class of the Registrant's outstanding shares:


                Name:             Address:          Percentage
                                                     Ownership:
          Bank of New York       PO Box 1066           64.61%
                             Wall Street Station
                             New York, NY 10268

          Societe Generale   1227 Avenue of the        34.93%
          Securities Corp.        Americas
                                  6th Floor
                             New York, NY 10002



Item 26. Number of Holders of Securities.


     The number of holders of record of securities of the Registrant as of March 31, 1997 is as follows:
           Title of Class:   Number of Holders
                                  of Record
            Common Shares             7
           Class A Shares             0

Item 27. Indemnification.

       No amendment. The information was filed in Item 27 of Amendment No. 1

Item 28. Business and Other connections of Investment Advisor.

       The information in the Statement of Additional Information under the caption of "Management-Investment Adviser" is hereby incorporated herein by this reference thereto.

Item 29. Principal Underwriters.

       (a) The Distributor currently acts as distributor for the following investment companies:

           Anchor Capital Accumulation Trust
           S.E.C. file # 811-00972

           Anchor International Bond Trust
           S.E.C. file # 811-4644

           Anchor Resource and Commodity Trust
           S.E.C. file #811-8706

       (b) See the answer to Item 21 of Part B, which is herein incorporated by this reference thereto.

Item 30. Location of Accounts and Records.


       Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder include Registrant's Secretary, David W.C. Putnam; Registrant's Investment Advisor, Anchor Investment Management Corporation; and Registrant's custodian, Investors Bank & Trust company. The address of the Secretary is 10 Langley Road, Suite 404, Newton Centre, Massachusetts 02159; the address of the investment adviser and the transfer agent and dividend paying agent is 2717 Furlong Road, Doylestown, Pennsylvania 18901; and the address of the custodian is Financial Product Services, 1 Lincoln Plaza, Boston, Massachusetts 02205.


Item 31. Management Services.

       Not applicable.

Item 32. Undertakings.

(a)    Not applicable.

(b)    Not applicable.

(c) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

------------------------------------------------------------------
                            SIGNATURES
------------------------------------------------------------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Doylestown and the Commonwealth of Pennsylvania on the 19th day of April, 1997.

                          ANCHOR STRATEGIC ASSETS TRUST


                               By: DAVID Y. WILLIAMS
                                  David Y. Williams, President

     Pursuant  to  the  Securities   Act  of  1933,   this  Amendment  to  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                          Date

DAVID W.C. PUTNAM           Chairman and Trustee           April 19, 1997
David W. C. Putnam


J. STEPHEN PUTNAM           Treasurer (Principle           April 19, 1997
J. Stephen Putnam           Financial Officer)


MAURICE A. DONAHUE          Trustee                        April 19, 1997
Maurice A. Donahue


SPENCER H. LEMENAGER        Secretary and Trustee          April 19, 1997
Spencer H. LeMenager


DAVID Y. WILLIAMS           President and Trustee          April 19, 1997
David Y. Williams


*By: PETER K. BLUME                                        April 19, 1997
    -----------------
    Peter K. Blume
    Attorney-in-Fact



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





                SECURITIES AND EXCHANGE COMMISSION

                      Washington D.C. 20549


                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /x/

           Pre-Effective Amendment No.                          / /

           Post-Effective Amendment No. 5                       /x/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                       /x/

           Amendment No. 6                                      /x/

             ----------------------------------------

                  ANCHOR STRATEGIC ASSETS TRUST
             ----------------------------------------

                             EXHIBITS



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



                        INDEX TO EXHIBITS

    Exhibit Number    Description of Exhibit

          (1)         Restated Declaration of Trust, as
                      amended.  (Previously filed as Exhibit 1
                      to Amendment No. 1)

          (2)         By-Laws of the Registrant, as amended.
                      (Previously filed as Exhibit 2 to
                      Amendment No. 1)

          (3)         Not applicable.

          (4)         Specimen Certificates representing Common
                      Shares and Class A Common Shares of
                      Beneficial Interest of the Registrant.
                      (Previously filed as Exhibit 4 to
                      Amendment No. 1)

          (5)         Investment Advisory Agreement between the
                      Registrant and Anchor Investment
                    Management Corporation. (Previously filed
                        as Exhibit 5 to Amendment No. 2)

          (6)         Distributor's Contract between the
                      Registrant and Meeschaert & Co., Inc.
                      (Previously filed as Exhibit 6 to
                      Amendment No. 2)

          (7)         Not applicable.

          (8) Custodian Agreement between the Registrant and Investors Bank & Trust Company.
                      (Previously filed as Exhibit 8 to
                      Amendment No. 1)

          (9)         Transfer Agency and Service Agreement
                      between the Registrant and Anchor
                      Investment Management Corporation.
                      (Previously filed as Exhibit 9 to
                      Amendment No. 1)

         (10)         Opinion and Consent of Counsel.
                      (Previously filed as Exhibit 10 to
                      Amendment No. 1)

         (11)  p.52   Consent of Independent Public Accountants.

         (12)  p.53   Trust's Annual Report to Shareholders,
                      December 31, 1996.

         (13)         Not applicable.

         (14)         Not applicable.

         (15)         Distribution Plan of the Registrant.
                      (Previously filed as Exhibit 15 to
                      Amendment No. 1)

         (16)         Not applicable.

         (17)  p.64   Power of Attorney, dated April 19, 1997 and
                      Certified Resolutions.

         (27)  p.66   Financial Data Schedule.



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